Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.8%)
California (99.8%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	102
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,019
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,019
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	350
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	379
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	415
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	530
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	708
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,206
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,032
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,470
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,530	1,691
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	517
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	543
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	789
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,052
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,763
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,718
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,140
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,484
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,225
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,360
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,861
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,418
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	23,799
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	7,674
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	93
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,896
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,025	1,043
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,513
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,273
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	242
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	14,273
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,393
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,326
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	310	324
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	532
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	371
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	549
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	505
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	745
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	521
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	517
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,063
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	864
[4]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,403
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	819
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,048
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,366
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,264
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,927
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	184
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	962
[1]	Alvord Unified School District GO	5.000%	8/1/23	530	542
[1,5]	Alvord Unified School District GO	5.900%	2/1/24	2,620	2,700
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	679
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,442
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,550
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,709
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,945
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,556
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,362
[5]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,491
[1,5]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,031
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/22	2,370	2,375
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,175	1,235
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,175	3,484
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	500	538
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,942
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	500	534
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,446
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,582
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,207
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	867
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,920
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	849
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,225
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,938
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,305
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,323
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,058
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	3,023
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	681
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,055
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,516
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	175	187
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	4,680
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	75
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	668
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	388
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,996
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,461
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,370
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,531
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,304
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,159
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,006
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,721
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	4,870	5,077
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,950	3,075
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,845	1,923
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,513
[2]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,170
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,234
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,800
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	214
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,214
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	91
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	107
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	159
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	104
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	184
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	182
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	288
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	297
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	387
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	376
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,289
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,455
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	939
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	23,394
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,755
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,623
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	49,294
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,055	19,075
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	26,250	26,110
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,635	2,646
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	38,145	36,077
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.970%	4/1/27	10,000	9,693
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	2.080%	4/1/28	11,000	10,649
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.570%	5/1/23	19,000	19,010
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.570%	5/1/23	4,350	4,352
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.770%	4/1/24	6,100	6,131
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.440%	9/1/22	1,155	1,155
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/22	5,000	5,079
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/22	7,850	7,973
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/22	7,645	7,765
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,197
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,787
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,750
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,154
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	2,010	2,293
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,000	1,148
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	751
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,104
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	800	881
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,090
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,594
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	907
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,549
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,464
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,462
	Berkeley CA GO	3.000%	9/1/31	1,030	1,023
	Berkeley CA GO	3.000%	9/1/34	415	394
	Berkeley CA GO	3.000%	9/1/36	610	558
[8]	Berryessa Union School District GO	5.000%	8/1/34	500	582
[8]	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,325
[8]	Berryessa Union School District GO	5.000%	8/1/36	1,130	1,293
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	391
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,583
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	72
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,433
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,231
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/24	1,000	1,050
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/25	1,445	1,517
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/26	2,000	2,096
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/27	2,375	2,487
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/29	1,240	1,299
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/30	750	785
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	533
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,736
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,019
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,124
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,242
[9]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,720
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,414
	Burlingame School District GO	3.000%	8/1/36	175	160
	Burlingame School District GO	3.000%	8/1/37	155	138
	Burlingame School District GO	3.000%	8/1/38	175	152
	Burlingame School District GO	3.000%	8/1/39	175	151
	Burlingame School District GO	3.000%	8/1/40	235	200
	Burlingame School District GO	3.000%	8/1/41	350	295
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	60,000	61,038
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	89,750	91,435
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	116,620	117,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	530
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	545
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	710
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,709
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,111
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	895
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	977
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	812
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,617
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,509
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	4,949
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	5,634
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	507
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,427
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,929
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	624
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	499
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	468
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	528
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	369
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,055
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	748
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	540
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	241
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	648
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	481

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,167
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	297
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	522
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	473
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	218
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,424
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	657
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	723
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	618
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	548
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	546
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	329
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	494
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,179
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	267
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	655
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	722
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	834
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	920
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	565
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	504
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,303
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	641
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,002
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,142
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	795
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	994
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,103
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	593
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	495

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	477
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	279
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	4,930
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,273
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,500
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,340
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,375
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,718
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,112
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	57
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	32
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	2,045	2,166
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	508
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	7,804
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	10	11
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	4,075	4,316
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	570	647
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	1,130	1,282
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	125
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,139
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	940
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	134
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,926
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	205
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	188
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	475
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,621
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	908
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,375	1,420
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,525
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	831
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	510
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	279
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	119
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	614
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	767
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,086
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,039
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	268
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,000
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	209
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	756
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,408
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	333
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	335
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,480
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	482
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	106
California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	205
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,169
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	533
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	493
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	995
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,087
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	608
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	541
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	937
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,417
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,054
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	489
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,346
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,623
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	619
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	843
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,753
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	671
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	981
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,267
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,331
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	465
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	102
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,396
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,210
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,632
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	571
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	959
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	511
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,840
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	670
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,155	4,883
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,212
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	6,325
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	10,000	11,827
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/23	1,800	1,810
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/24	1,900	1,942
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/25	1,035	1,073
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,533

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue, ETM	5.000%	1/1/26	1,020	1,105
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/23	3,590	3,773
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/23	3,350	3,521
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/23	1,765	1,913
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/23	1,925	2,086
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/23	2,000	2,167
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	3/1/23	1,600	1,724
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/23	250	254
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	316
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	767
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	660
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	306
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	605
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	845	865
California GO	5.000%	9/1/22	12,920	12,920
California GO	5.250%	9/1/22	6,005	6,005
California GO	5.000%	11/1/22	31,890	32,038
California GO	5.000%	2/1/23	5,240	5,301
California GO	5.000%	8/1/23	11,160	11,438
California GO	5.000%	8/1/23	3,500	3,587
California GO	5.000%	9/1/23	7,110	7,126
California GO	5.000%	9/1/23	10,175	10,450
California GO	5.000%	10/1/23	3,325	3,422
California GO	5.000%	10/1/23	12,595	12,963
California GO	5.000%	10/1/23	1,305	1,343
California GO	5.000%	10/1/23	6,770	6,966
California GO	5.000%	11/1/23	20,000	20,628
California GO	5.000%	11/1/23	2,280	2,352
California GO	5.000%	4/1/24	2,500	2,605
California GO	5.000%	8/1/24	1,510	1,586
California GO	5.000%	8/1/24	1,025	1,077
California GO	5.000%	9/1/24	10,000	10,021
California GO	5.000%	9/1/24	1,150	1,211
California GO	5.000%	9/1/24	5,000	5,263
California GO	4.000%	10/1/24	8,000	8,268
California GO	5.000%	11/1/24	2,255	2,381
California GO	5.500%	2/1/25	8,575	9,207
California GO	4.000%	3/1/25	1,485	1,544
California GO	5.000%	3/1/25	1,735	1,846

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/25	38,625	41,180
California GO	5.000%	8/1/25	150	161
California GO	5.000%	8/1/25	1,665	1,789
California GO	5.000%	8/1/25	10,185	10,942
California GO	5.000%	8/1/25	12,430	13,354
California GO	5.000%	9/1/25	2,185	2,190
California GO	5.000%	9/1/25	4,895	5,269
California GO	5.000%	9/1/25	2,190	2,251
California GO	4.000%	10/1/25	100	105
California GO	5.000%	10/1/25	345	363
California GO	5.000%	11/1/25	14,205	14,995
California GO	5.000%	3/1/26	11,030	11,726
California GO	5.000%	4/1/26	5,000	5,447
California GO	5.000%	4/1/26	2,620	2,854
California GO	5.000%	8/1/26	15,300	16,786
California GO	5.000%	8/1/26	20,695	22,705
California GO	5.000%	8/1/26	21,110	23,161
California GO	5.000%	8/1/26	20,000	21,943
California GO	5.000%	9/1/26	720	791
California GO	5.000%	9/1/26	2,700	2,903
California GO	5.000%	9/1/26	5,540	6,089
California GO	5.000%	9/1/26	100	110
California GO	5.000%	10/1/26	16,445	18,106
California GO	5.000%	10/1/26	10,085	10,984
California GO	5.000%	10/1/26	1,385	1,525
California GO	4.000%	11/1/26	2,540	2,702
California GO	5.000%	11/1/26	4,705	5,189
California GO	5.000%	11/1/26	9,160	10,103
California GO	5.000%	4/1/27	8,575	9,532
California GO	3.500%	8/1/27	16,345	17,059
California GO	5.000%	8/1/27	10,515	11,524
California GO	5.000%	8/1/27	3,160	3,388
California GO	5.000%	8/1/27	225	252
California GO	5.000%	10/1/27	8,095	9,088
California GO	5.000%	10/1/27	8,280	9,008
California GO	5.000%	11/1/27	100	112
California GO	5.000%	11/1/27	5,175	5,818
California GO	5.000%	11/1/27	25,135	28,259
California GO	5.000%	12/1/27	12,240	13,782
California GO	5.000%	4/1/28	10,185	11,535
California GO	5.000%	8/1/28	1,905	2,085
California GO	5.000%	8/1/28	6,510	6,976
California GO	5.000%	8/1/28	20,355	22,744
California GO	4.000%	9/1/28	7,000	7,418
California GO	5.000%	9/1/28	17,715	19,422
California GO	5.000%	9/1/28	4,500	5,133
California GO	5.000%	10/1/28	3,010	3,438
California GO	5.000%	10/1/28	15,000	17,131
California GO	5.000%	11/1/28	12,375	13,888
California GO	5.000%	11/1/28	4,165	4,763
California GO	5.000%	12/1/28	7,750	8,874
California GO	3.000%	3/1/29	2,230	2,250
California GO	5.000%	4/1/29	10,000	11,508
California GO	5.000%	5/1/29	17,945	18,719
California GO	5.000%	8/1/29	10,840	11,861
California GO	5.000%	8/1/29	44,340	48,517
California GO	5.000%	9/1/29	3,225	3,534
California GO	5.000%	9/1/29	9,425	10,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/29	4,500	5,210
	California GO	5.000%	10/1/29	18,695	20,305
	California GO	5.000%	10/1/29	7,855	8,951
	California GO	5.000%	10/1/29	5,000	5,796
	California GO	5.000%	11/1/29	4,725	4,873
	California GO	5.000%	12/1/29	3,500	4,066
	California GO	5.000%	3/1/30	250	265
	California GO	5.000%	4/1/30	6,240	7,279
	California GO	5.000%	8/1/30	19,935	21,795
	California GO	5.000%	8/1/30	6,555	7,167
	California GO	5.000%	9/1/30	9,180	9,844
	California GO	5.000%	9/1/30	3,400	3,994
	California GO	5.000%	10/1/30	5,800	6,100
	California GO	5.000%	10/1/30	1,935	2,241
	California GO	4.000%	11/1/30	14,470	15,442
	California GO	5.000%	11/1/30	9,070	10,141
	California GO	5.000%	12/1/30	3,270	3,378
	California GO	5.000%	12/1/30	2,500	2,944
	California GO	5.000%	4/1/31	12,445	14,706
	California GO	5.000%	4/1/31	10,000	11,817
	California GO	5.000%	8/1/31	10,015	10,595
	California GO	5.000%	8/1/31	22,300	24,348
	California GO	5.250%	8/1/31	5,755	6,195
	California GO	5.000%	9/1/31	5,655	6,183
	California GO	5.000%	9/1/31	5,455	6,471
	California GO	5.000%	10/1/31	9,105	10,526
	California GO	4.000%	11/1/31	15,000	15,846
	California GO	5.000%	11/1/31	1,705	1,904
	California GO	5.000%	11/1/31	2,315	2,706
	California GO	5.000%	11/1/31	4,000	4,676
	California GO	5.000%	12/1/31	1,000	1,087
	California GO	5.000%	3/1/32	1,000	1,152
	California GO	5.000%	4/1/32	15,025	17,816
	California GO	5.000%	4/1/32	6,620	7,850
	California GO	4.000%	8/1/32	545	569
	California GO	5.000%	8/1/32	5,000	5,342
[1]	California GO	5.250%	8/1/32	21,680	26,316
	California GO	5.250%	8/1/32	2,025	2,178
	California GO	4.000%	9/1/32	590	616
	California GO	5.000%	9/1/32	15,110	16,499
	California GO	5.000%	9/1/32	6,000	7,045
	California GO	5.000%	10/1/32	22,325	23,432
	California GO	5.000%	10/1/32	14,000	16,332
	California GO	4.000%	11/1/32	12,175	12,804
	California GO	5.000%	11/1/32	7,080	8,021
	California GO	5.000%	12/1/32	1,000	1,086
	California GO	5.000%	3/1/33	4,395	4,649
	California GO	5.000%	3/1/33	2,500	2,856
	California GO	5.000%	4/1/33	180	204
	California GO	5.000%	4/1/33	13,000	13,487
	California GO	5.000%	4/1/33	2,405	2,829
	California GO	4.000%	8/1/33	15,190	15,781
	California GO	5.000%	8/1/33	1,270	1,379
	California GO	5.000%	8/1/33	3,495	3,650
	California GO	5.000%	8/1/33	515	567
	California GO	4.000%	9/1/33	750	779
	California GO	5.000%	9/1/33	25,075	27,264
	California GO	3.000%	10/1/33	2,150	2,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/33	1,500	1,597
California GO	5.000%	10/1/33	7,000	7,258
California GO	3.000%	11/1/33	5,000	4,999
California GO	4.000%	11/1/33	12,500	13,056
California GO	5.000%	3/1/34	4,000	4,543
California GO	4.000%	8/1/34	18,290	18,818
California GO	5.000%	8/1/34	5,160	5,669
California GO	4.000%	9/1/34	3,400	3,500
California GO	4.000%	9/1/34	26,130	26,897
California GO	5.000%	9/1/34	915	975
California GO	5.000%	9/1/34	21,075	22,826
California GO	3.000%	10/1/34	1,150	1,124
California GO	4.000%	10/1/34	1,400	1,472
California GO	5.000%	10/1/34	9,200	9,639
California GO	4.000%	11/1/34	10,895	11,285
California GO	5.000%	11/1/34	4,000	4,574
California GO	5.000%	12/1/34	5,000	5,722
California GO	5.000%	3/1/35	12,440	14,048
California GO	5.000%	4/1/35	40,260	41,735
California GO	5.000%	4/1/35	7,865	9,123
California GO	5.000%	4/1/35	15,365	17,142
California GO	3.500%	8/1/35	1,185	1,189
California GO	5.000%	8/1/35	9,015	9,723
California GO	5.000%	8/1/35	10,000	10,630
California GO	4.000%	9/1/35	3,490	3,584
California GO	5.000%	9/1/35	5,000	5,400
California GO	3.000%	10/1/35	9,185	8,744
California GO	5.000%	10/1/35	17,500	18,760
California GO	3.000%	11/1/35	1,280	1,217
California GO	4.000%	11/1/35	2,610	2,727
California GO	5.000%	11/1/35	1,000	1,099
California GO	5.000%	11/1/35	3,810	4,189
California GO	5.000%	11/1/35	4,000	4,550
California GO	5.000%	12/1/35	7,220	8,220
California GO	4.000%	3/1/36	27,355	28,251
California GO	5.000%	4/1/36	140	156
California GO	5.000%	4/1/36	16,375	16,972
California GO	5.000%	8/1/36	2,965	3,191
California GO	5.000%	9/1/36	10,705	11,536
California GO	3.000%	10/1/36	9,000	8,303
California GO	4.000%	10/1/36	5,550	5,716
California GO	5.000%	11/1/36	4,180	4,584
California GO	5.000%	12/1/36	4,350	4,938
California GO	4.000%	3/1/37	20,500	21,104
California GO	5.000%	4/1/37	21,895	22,690
California GO	5.000%	9/1/37	370	398
California GO	3.000%	10/1/37	8,250	7,491
California GO	4.000%	10/1/37	8,655	8,884
California GO	4.000%	10/1/37	6,125	6,312
California GO	4.000%	10/1/37	5,000	5,152
California GO	5.000%	10/1/37	22,280	25,458
California GO	4.000%	11/1/37	5,200	5,350
California GO	5.000%	11/1/37	7,000	7,750
California GO	5.000%	11/1/37	10,050	10,995
California GO	4.000%	3/1/38	18,150	18,468
California GO	5.000%	4/1/38	1,235	1,365
California GO	5.000%	4/1/38	10,115	10,481
California GO	4.000%	11/1/38	9,000	9,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	10/1/39	18,785	18,995
	California GO	4.000%	10/1/39	1,685	1,707
	California GO	4.000%	11/1/39	6,125	6,200
	California GO	5.000%	11/1/39	7,870	8,682
	California GO	4.000%	3/1/40	9,000	9,091
	California GO	3.000%	11/1/40	2,350	2,008
	California GO	4.000%	11/1/40	2,890	2,914
	California GO	4.000%	10/1/41	27,285	27,451
	California GO	3.000%	11/1/41	1,375	1,155
	California GO	5.000%	4/1/42	5,000	5,401
	California GO	2.375%	10/1/46	2,500	1,732
[1,7,10]	California GO TOB VRDO	1.710%	9/7/22	3,225	3,225
[7]	California GO VRDO	0.850%	9/1/22	3,200	3,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,253
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,455
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,085
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	310
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	339
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	348
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,858
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,527
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,392
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	331
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	386
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	894
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,233
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,440
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,707
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,438
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,748
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	532
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,786
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	447
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	146
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	802
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	3,802
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,079
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	445
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	816
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	250	274
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,004
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,525
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,368
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	400
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	168
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,125	1,265
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	265	296
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	500	559
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,019
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,103
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	523

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,163
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,539
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	941
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,926
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	350	397
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	963
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	602
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	596
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	488
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,085
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	977
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	181
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	948
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	8,816
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,652
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,319
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	97
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,112
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	204
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,862
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,187
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,243
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	500	581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,290
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,274
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,222
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,816
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	927
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,394
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,336
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,232
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,140
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	879
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,077
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,372
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,525
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	929
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,234
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,736
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,797
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,040	3,348
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,905
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,398
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	508
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	500
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,530
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,443
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,338
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,452
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,072
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	2,741
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,980
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,790	1,910
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,471
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	438
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,688
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,465
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,716
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	845
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,119
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	2,030
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,896
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,026
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	910
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,350
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,339
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	432
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	728
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,809
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,198
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,863
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	3,459
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	19,221
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,822
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	7,914
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	239
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,494
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,409
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	5,394
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	593
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,710	8,292
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,658
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	826
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,201
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	5,675	5,584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,417
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,285
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,393
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,450	3,668
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,611
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,130
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,236
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	835

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	8,990	8,787
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,420
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,031
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,326
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	266
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	30,311
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	10,460	11,195
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	830
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	4,469
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,372
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,276
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	20,000	19,668
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,602
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	1,901
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	1,000	808
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,497
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,215
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,491
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	5,524
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	736
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,890	4,865
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	678
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	17,390	19,135
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	728
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	40,184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,023
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,605	12,531
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	10,089
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,708
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	15,235	16,126
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	25,235	27,447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	23,255	26,902
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.170%	9/1/22	31,000	31,000
[7,10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	23	22
[7,10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	17,000	17,000
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.950%	9/1/22	1,450	1,450
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.950%	9/1/22	1,000	1,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	516
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	444
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	524
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/22	60	62
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	400	432
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,025	1,108
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	540	584
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	170	184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,005	1,086
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	20	22

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	100	102
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	6,690	6,835
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	23,315	25,084
California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,588	44,198
California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,435	7,455
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	41,584	40,736
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	63,164	58,831
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	44,751	40,450
California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,080	4,318
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	587
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	585
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	521
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	625
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	519
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	900
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	844
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	583
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,718
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	840
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,736
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,864
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,522
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	18,982
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	61
[6]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.020%	8/1/24	2,500	2,468
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,204
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	806
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,190
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,328
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,232
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,197
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,066
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	539
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	592
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	555
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,273
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	652
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,948
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,755
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,023
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	731
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,102

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,742
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,491
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,372
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,944
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,815	2,872
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	255
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	635
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	865
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	937
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,918
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	916
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	650
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,007
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,090
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,827
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,717
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	722
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	756
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,606
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,188
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,001
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,789
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,370
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,644
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,663

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	125	129
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	11,560	10,764
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,170
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,348
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	13,204
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,446
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,545
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,345
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,455
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,106
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,636
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	8,645
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,539
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,838
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,790
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,337
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,045
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,834
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,236
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,134
California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	43,080
California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	336
California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,552
California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,299
California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	637
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	383
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	347
California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,667
California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,362
California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	388
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	285
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	577
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	677
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,231
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,059
California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	101
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	320
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	579
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	646
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,086
California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	378
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	320
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	760
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	689
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,254
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,041
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,812
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,304
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	709
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	522
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	751
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	933
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,185
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,108
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	556
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	783
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	616
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	540
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	675

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	864
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	487
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	564
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	339
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	844
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	511
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	621
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	242
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	598
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	342
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,090
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,263
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	240
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	736
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	908
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	118
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,256
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	817
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	908
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	117
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	478
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	807
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,218
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	145
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	597
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,294
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	797
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,613
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	154
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	237
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	651
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,050
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	167
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	779
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,315
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,098
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	855
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,058
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	161
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	604
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	658
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	375
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,093
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	870
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	911
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	550
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	592
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	528
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	970	751
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/23	1,400	1,513
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/23	1,835	1,983
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/23	1,185	1,341
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/23	510	577
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,693
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,002
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	843
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,491
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,022
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,538
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,132
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,889
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,035
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	446
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,780
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,450
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,554
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,155
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,050
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	845	905
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,422
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,635
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,064
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	519
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,758
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	760
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,021
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,078
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	360	371
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	723
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,083
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	842
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	240
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,462
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,806
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	508
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	121
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	905
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,624
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,410
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,330
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	663
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,065
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,667
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,607
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,066
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,061
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	2,051
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,919
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	550	614
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	952
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,443
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,104
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,581
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,086
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,525
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,656
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,966
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,104
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,824
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	5,545	5,882
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,875
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,979
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	9,328
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	181
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,749
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,799
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,675
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,077
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,820	1,774
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	2,000	1,946
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	227
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,798
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	90
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,433
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	544
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	267
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	688
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,045
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,588
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/23	1,000	1,011
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/24	500	519
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/25	650	690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	700	743
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	600	637
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	750	796
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	1,895	2,012
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	3,470	3,684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	3,655	3,881
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	3,835	4,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	4,035	4,284
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	4,000	4,247
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,568
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,918
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/22	390	391
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	481
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	512
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	546
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	287
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	306
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	216
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	228
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	239
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	175
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	237
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	245
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	257
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	260
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	201
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	708
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,268
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	407
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	760
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,529
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	521
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,689
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	602
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	426
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,047
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,067
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	539
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,492
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,588
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	436
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,601
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,072
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,565
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	550
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,233
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	663
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,025
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,168
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,064
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	554
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	529
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,355
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,525
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,453
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,448
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,082
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,371
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,643
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,298	11,692
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,652
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,380
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	972
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	489
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,402
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	533
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	153
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,057
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,203
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	633
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	978
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	531
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,961
[10]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	1.300%	9/1/22	8,290	8,290
[1,7,10]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	1.820%	9/7/22	2,405	2,405
	California Municipal Finance Authority Resource Recovery Revenue (Chevron USA Inc. Project) VRDO	0.850%	9/1/22	5,450	5,450
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,348
[7,10]	California Municipal Finance Authority Transit Revenue TOB VRDO	1.750%	9/7/22	4,000	4,000
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,478
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	10/1/22	3,955	4,114
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	10/1/22	4,220	4,390
[10]	California Pollution Control Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/39	1,630	1,640
[7,10]	California Property Tax Revenue TOB VRDO	1.790%	9/7/22	4,040	4,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	293
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	509
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	391
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	454
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	650	662
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	460
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	848
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	463
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	1,960	2,003
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	478
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	730	745
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	2,500	2,283
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	535
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	527
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	559
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,377
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,530
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,657
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	667
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,277
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,341
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,437
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,567
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,950	2,729
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	1,710	1,656
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.870%	9/1/22	19,120	19,120
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.950%	9/1/22	8,175	8,175
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	15,000	3,589
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	637
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	443
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	738
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	663
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	134
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	470
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	934
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	691
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	104
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	398
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	330	345
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	722
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	111
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	266
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	117
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	553
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,163
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	775
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	172
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	292
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,203
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	950	954
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	356
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	311
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	730	758
[10]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	326
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	866
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	310
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	362
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	252
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	589
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	464
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	875	857
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	473
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	498
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	522
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	306
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,096
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	425
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,509
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,027
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	675
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,455
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	480
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	2,125	2,073
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	102
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	234
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	350
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	328
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	155
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	157
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	169
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	202
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,022
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,050
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,772
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	103
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	219
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	220	232
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	200	213
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	108
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	108
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	108
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,458
[10]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	77
[10]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	105
[10]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	27
[10]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	2/1/23	25	27
[10]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	2/1/23	205	220
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	168
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	245
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	230
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	281
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	614
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	799
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	961
[10]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	933
[2,7,10]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	1.790%	9/1/22	5,290	5,290
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/25	50	53
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,230
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,264
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	5,873
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,503

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,203
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,320	3,379
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,377
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,416
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,178
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,573
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	4,548
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,057
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,354
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,072
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,308
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,643
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	1,784
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,805
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,925
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	7,156
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,569
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,470
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	491
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	7,608
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,442
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	4,929
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,667
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,547
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	15,510
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	27,303
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,801
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,252
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	5,305	5,408
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	13,701
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	16,817
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,687
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,331
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	10,500	12,240
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	21,307
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	13,890	16,333
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,242
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,031
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,082
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,187
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	16,426
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,268
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,292
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	544
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,090
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,235
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	277
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,162
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,796
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	8,594
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	20,001
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	2,848
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	25,542
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	11,250	12,748
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,569
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,545
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,621
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	1,860	1,884

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,320	2,350
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,607
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,814
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,040
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,064
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,214
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,627
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,492
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	11,009
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,535
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,725
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,702
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,001
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,854
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,179
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,719
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,162
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/31	1,000	1,173
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,059
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,099
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,658
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/32	1,275	1,492
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,978
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,225
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	11,518
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,190
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,525
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,253
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	641
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	926
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,137
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	939
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,004
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,506
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	748
	California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	3/1/23	3,000	3,000
	California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	3/1/23	3,000	3,000
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,057
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	908
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,156
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,406
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	3,720	4,198
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,495	1,710
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,219
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	5,125	5,967
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	9,395	10,867
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	7,265	8,339
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	10,445	11,888
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	5/1/35	5,000	5,210
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,533
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,094
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	3,230	3,638
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,087
[8]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,428
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,570
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,494
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	4,509
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,000	5,575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	2,560	2,526
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,558
California State University College & University Revenue	5.000%	11/1/22	1,545	1,552
California State University College & University Revenue	5.000%	11/1/22	2,500	2,511
California State University College & University Revenue	5.000%	11/1/23	1,500	1,546
California State University College & University Revenue	5.000%	11/1/26	1,400	1,552
California State University College & University Revenue	5.000%	11/1/27	2,155	2,336
California State University College & University Revenue	5.000%	11/1/28	2,635	2,852
California State University College & University Revenue	5.000%	11/1/28	500	574
California State University College & University Revenue	5.000%	11/1/30	1,300	1,416
California State University College & University Revenue	5.000%	11/1/30	600	692
California State University College & University Revenue	5.000%	11/1/31	10,080	10,861
California State University College & University Revenue	5.000%	11/1/31	8,350	9,061
California State University College & University Revenue	5.000%	11/1/31	400	459
California State University College & University Revenue	5.000%	11/1/32	6,180	6,805
California State University College & University Revenue	5.000%	11/1/32	5,335	5,776
California State University College & University Revenue	5.000%	11/1/33	6,270	6,882
California State University College & University Revenue	5.000%	11/1/33	10,155	10,967
California State University College & University Revenue	4.000%	11/1/34	665	700
California State University College & University Revenue	5.000%	11/1/34	5,000	5,474
California State University College & University Revenue	5.000%	11/1/34	8,560	9,494
California State University College & University Revenue	4.000%	11/1/35	580	603
California State University College & University Revenue	5.000%	11/1/35	8,000	8,745
California State University College & University Revenue	5.000%	11/1/35	13,205	14,169
California State University College & University Revenue	5.000%	11/1/35	5,000	5,526
California State University College & University Revenue	3.125%	11/1/36	100	93
California State University College & University Revenue	5.000%	11/1/36	1,435	1,565
California State University College & University Revenue	5.000%	11/1/36	3,050	3,279
California State University College & University Revenue	5.000%	11/1/36	10,555	11,638
California State University College & University Revenue	5.000%	11/1/37	3,895	4,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/37	10,465	11,518
California State University College & University Revenue	5.000%	11/1/38	5,495	6,034
California State University College & University Revenue	5.000%	11/1/39	1,725	1,913
California State University College & University Revenue	3.000%	11/1/40	1,720	1,437
California State University College & University Revenue	5.000%	11/1/41	14,815	15,822
California State University College & University Revenue PUT	1.600%	11/1/26	27,025	25,496
California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	10,475
California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	6,694
California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	17,325
California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	20,524
California State University College & University Revenue, Prere.	5.000%	11/1/22	80	85
California State University College & University Revenue, Prere.	5.000%	11/1/22	155	164
California State University College & University Revenue, Prere.	5.000%	11/1/22	245	259
California State University College & University Revenue, Prere.	5.000%	11/1/22	125	132
California State University College & University Revenue, Prere.	5.000%	11/1/22	440	465
California State University College & University Revenue, Prere.	5.000%	11/1/22	4,920	5,199
California State University College & University Revenue, Prere.	5.000%	11/1/22	8,745	9,241
California State University College & University Revenue, Prere.	5.000%	11/1/22	11,735	12,400
California State University College & University Revenue, Prere.	5.000%	11/1/22	6,050	6,393
California State University College & University Revenue, Prere.	5.000%	11/1/22	6,160	6,509
California State University College & University Revenue, Prere.	5.000%	11/1/22	190	201
California State University College & University Revenue, Prere.	5.000%	11/1/22	6,650	7,027
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,330
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,622
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	8,046
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,732
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,579
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,634
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	947
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,046

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,290
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	225
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	147
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	416
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	532
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	538
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	237
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,132
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	207
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	517
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	467
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	795
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	232
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	802
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	430
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	167
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	789
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	107
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	447
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,178
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,123
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,675
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	491
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	371
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	632
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	191
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,437
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,192
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	216
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,043
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	651
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	172
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,582
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	228
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,295
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,113
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	257
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,212
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,598
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	452
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,071
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	113
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	779
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	880
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,507
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	2,425	2,629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	504
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,076
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	411
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,523
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	15,336
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,789
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,733
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,826
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	740
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,400	1,491
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	2,849

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,483
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,140
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,131
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	920	973
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,340
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,470
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,689
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	256
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	2,009
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,317
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,706
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/32	700	698
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,223
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,140
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,489
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,815	1,898
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,277
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,064
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	349
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	702
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,116
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	3,000	3,130
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,558
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,524
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	896
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,066
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	620
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	1,976
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,556
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	692
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	753
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	178
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	630
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,010
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,037
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,405	1,227
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,973
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	2,967
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,874
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,783
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,491
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,072
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,000	1,876
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	577
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,350	1,357
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,274
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,544
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	306
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	313
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	319
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	351
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	636
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	538
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,058
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	20,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	15,042
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,505	12,152
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,835	6,750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	240	278
[7,10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.770%	9/1/22	4,875	4,875
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.900%	9/1/22	3,320	3,320
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	665	680
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	283
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	800	839
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	374
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	355	374
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	325	342
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	750	790
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	1,310	1,380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	700	737
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	1,040	1,096
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	1,100	1,159
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	1,690	1,780
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/23	395	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	1,365	1,431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,150	2,254
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	3,445	3,611
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	3,000	3,145
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	4,660	4,885
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	4,575	4,796
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	4,200	4,403
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	3,790	3,973
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,500	2,621
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	2,075	2,175
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,267
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,284
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,500	1,506
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,072
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,561
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,105
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,228
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,213
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,088
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	893
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,477
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,066
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,800
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,056
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,048
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,038
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,028
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,454
[7,10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.070%	9/1/22	8,000	8,000
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	201
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	529
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/22	1,660	1,756
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/22	900	952
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/22	2,505	2,649
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,378
	Campbell Union High School District GO, Prere.	4.000%	2/1/23	5,000	5,313
	Campbell Union High School District GO, Prere.	5.000%	2/1/23	2,125	2,340
	Campbell Union High School District GO, Prere.	5.000%	2/1/23	2,500	2,753
	Campbell Union High School District GO, Prere.	5.000%	2/1/23	4,095	4,509
	Campbell Union High School District GO, Prere.	5.000%	2/1/23	5,485	6,039
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,491
	Carlsbad Unified School District GO	6.125%	8/1/31	145	178
	Carlsbad Unified School District GO	4.000%	5/1/32	575	601
	Carlsbad Unified School District GO	4.000%	5/1/33	720	747
	Carlsbad Unified School District GO	3.000%	8/1/33	300	286
	Carlsbad Unified School District GO	4.000%	5/1/34	685	706
	Carlsbad Unified School District GO	3.000%	8/1/34	500	470
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,029
	Carlsbad Unified School District GO	3.000%	8/1/35	500	460
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,080
	Carlsbad Unified School District GO	3.000%	8/1/36	500	451
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,156
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,230
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,329
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	220
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	167
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	164
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	250
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	286
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	285
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	345
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	343
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	342
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	397
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,132
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,203
[1]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	601
	Castro Valley Unified School District GO	4.000%	8/1/33	750	782
	Castro Valley Unified School District GO	4.000%	8/1/34	750	776
	Castro Valley Unified School District GO	4.000%	8/1/35	390	400
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	102
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	129
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	130
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	410
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	111
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	446
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	318
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	396
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,022
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,270
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	412
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	227
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	332
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	312
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	315
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	263
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	265
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	316
[2]	Center Unified School District GO	4.000%	8/1/34	210	219
[2]	Center Unified School District GO	3.000%	8/1/35	950	868
[2]	Center Unified School District GO	3.000%	8/1/36	535	476
[2]	Center Unified School District GO	3.000%	8/1/38	1,310	1,120
[2]	Center Unified School District GO	3.000%	8/1/40	600	497
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,490
[1]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	1,952
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,466
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,453
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,597
	Central Unified School District GO	0.000%	8/1/33	300	198
	Central Unified School District GO	0.000%	8/1/34	300	189
	Central Unified School District GO	0.000%	8/1/35	300	180
	Central Unified School District GO	0.000%	8/1/36	235	134
	Central Unified School District GO	0.000%	8/1/37	500	270
	Cerritos Community College District GO	0.000%	8/1/23	500	488
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,556
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,303
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	946
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	285	295
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	599
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,252
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	646
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,343
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	637
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,043
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,309
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,565
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	2,525	2,587
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	7,500	7,685
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	7,500	7,685
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	13,000	13,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	1,075	1,102
	Chabot-Las Positas Community College District GO, Prere.	5.000%	2/1/23	2,125	2,178
	Chaffey Community College District GO, Prere.	5.000%	12/1/22	150	157
	Chaffey Community College District GO, Prere.	5.000%	12/1/22	4,700	4,917
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	587
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	476
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	603
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,265
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	327
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,616
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	705
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	700
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	385
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	575
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	387
	Chico CA Sewer Revenue	5.000%	12/1/25	500	539
	Chico CA Sewer Revenue	5.000%	12/1/26	415	456
	Chico CA Sewer Revenue	5.000%	12/1/27	450	504
	Chico CA Sewer Revenue	5.000%	12/1/28	590	672
	Chico CA Sewer Revenue	5.000%	12/1/29	435	500
	Chico Unified School District GO	4.000%	8/1/28	300	322
	Chico Unified School District GO	5.000%	8/1/29	210	225
	Chico Unified School District GO	4.000%	8/1/30	300	323
	Chico Unified School District GO	5.000%	8/1/31	425	452
	Chico Unified School District GO	4.000%	8/1/32	280	299
	Chico Unified School District GO	5.000%	8/1/32	385	409
	Chico Unified School District GO	4.000%	8/1/33	300	317
	Chico Unified School District GO	5.000%	8/1/33	750	795
	Chico Unified School District GO	4.000%	8/1/34	500	521
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,056
	Chico Unified School District GO	3.000%	8/1/38	900	769
	Chico Unified School District GO	3.000%	8/1/39	765	643
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,243
	Chico Unified School District GO	4.000%	8/1/41	1,095	1,077
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,467
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	705
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,066
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,253
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,228
	Chino Valley Unified School District GO	0.000%	8/1/29	500	398
	Chino Valley Unified School District GO	0.000%	8/1/30	600	458
	Chino Valley Unified School District GO	0.000%	8/1/32	935	649
	Chino Valley Unified School District GO	5.000%	8/1/33	100	114
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	835
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	536
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	685
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,960
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,066
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,314
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	3,793
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	998
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,015
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,196
[2]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,214
[2]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,114
[2]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,519
[2]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,939
[2]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,087
[2]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,084
[2]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,347
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,363
[5]	Clovis Unified School District GO	0.000%	8/1/26	450	402
[5]	Clovis Unified School District GO	0.000%	8/1/28	5,425	4,536
[5]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,529
	Clovis Unified School District GO	0.000%	8/1/32	4,185	2,912
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,787
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,267
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,668
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,676
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,516
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,601
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,137
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,667
[1]	Coast Community College District GO	0.000%	8/1/28	2,900	2,447
	Coast Community College District GO	3.000%	8/1/38	2,500	2,227
	Coast Community College District GO, Prere.	4.000%	2/1/23	15	16
	Coast Community College District GO, Prere.	5.000%	2/1/23	3,000	3,225
	Coast Community College District GO, Prere.	5.000%	2/1/23	55	59
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,296
[1]	Colton Joint Unified School District GO	5.000%	8/1/23	785	803
[2]	Colton Joint Unified School District GO	4.000%	8/1/34	940	964
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	618
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,729
[2]	Compton CA Unified School District COP	4.000%	6/1/23	215	217
[2]	Compton CA Unified School District COP	4.000%	6/1/24	345	353
[2]	Compton CA Unified School District COP	5.000%	6/1/25	405	431
[2]	Compton CA Unified School District COP	5.000%	6/1/26	475	515
[2]	Compton CA Unified School District COP	5.000%	6/1/27	555	614
[2]	Compton CA Unified School District COP	5.000%	6/1/28	335	369
[2]	Compton CA Unified School District COP	5.000%	6/1/29	275	302
[2]	Compton CA Unified School District COP	5.000%	6/1/31	270	294
[2]	Compton CA Unified School District COP	5.000%	6/1/32	530	576
[2]	Compton CA Unified School District COP	4.000%	6/1/33	250	259
[2]	Compton CA Unified School District COP	4.000%	6/1/34	325	335
[2]	Compton CA Unified School District COP	4.000%	6/1/35	400	409
[2]	Compton CA Unified School District COP	4.000%	6/1/36	400	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Compton CA Unified School District COP	4.000%	6/1/38	550	552
[2]	Compton CA Unified School District COP	4.000%	6/1/39	575	573
[2]	Compton CA Unified School District GO	5.000%	6/1/25	785	836
[2]	Compton CA Unified School District GO	5.000%	6/1/26	835	908
[2]	Compton CA Unified School District GO	5.000%	6/1/27	755	838
[2]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,262
[2]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,105
[2]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,321
[2]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,170
[2]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,091
[2]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	698
[2]	Compton Community College District GO, Prere.	5.000%	2/1/23	1,000	1,075
[1]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,438
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,843
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,097
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,071
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,512
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,826
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,502
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,223
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	956
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	860
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,329
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,441
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,796
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,210
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,443
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,207
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	6,602
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	105
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,149
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,622
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,825
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	858
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,000
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	976
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,216
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,360
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,290
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,071
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	223
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,611
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,068
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	388
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,056
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,083
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	514
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	688
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	803
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/23	500	513
	Corona-Norco Unified School District Special Tax Revenue, ETM	5.000%	9/1/23	1,145	1,175
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	1,325	1,360
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	2,525	2,592
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	1,000	1,026
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	1,590	1,632
[2,7,10]	Cotati-Rohnert Park Unified School District GO TOB VRDO	1.770%	9/1/22	6,505	6,505
	Covina-Valley Unified School District GO, Prere.	5.000%	2/1/23	2,000	2,049
	Covina-Valley Unified School District GO, Prere.	5.000%	2/1/23	2,250	2,305
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	18,740	14,540
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,745	4,433
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	16,300	12,703
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	8,248
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,886
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,607
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,584
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	630
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	323
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	503
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	238
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	609
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	384
[7,10]	Culver City CA Unified School District GO TOB VRDO	1.050%	9/1/22	16,730	16,730
	Cupertino CA COP	4.000%	6/1/25	700	729
	Cupertino CA COP	4.000%	6/1/28	700	752
	Cupertino CA COP	4.000%	6/1/30	865	936
	Cupertino Union School District GO	5.000%	8/1/32	480	522
	Cupertino Union School District GO	5.000%	8/1/33	555	603
	Cupertino Union School District GO	5.000%	8/1/34	245	265
	Cupertino Union School District GO, Prere.	5.000%	2/1/23	2,835	2,905
	Cupertino Union School District GO, Prere.	5.000%	2/1/23	100	105
[1]	Davis Joint Unified School District COP	5.000%	8/1/25	3,600	3,859
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,281
[2]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,090
[2]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,036
[2]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	5,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,349
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,614
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,506
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	1,885	1,881
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,380	2,333
	Desert Community College District GO	4.000%	8/1/33	700	743
	Desert Community College District GO	4.000%	8/1/37	300	305
	Desert Community College District GO	4.000%	8/1/39	500	501
	Desert Community College District GO	4.000%	8/1/41	1,090	1,075
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,096
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,469
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,511
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	102
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	173
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	179
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	209
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	132
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	125
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	416
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	192
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	373
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	232
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	291
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	244
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	304
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	134
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	522
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	453
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	554
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	580
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	467
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,109
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,419
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	980
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	728
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,633
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,191
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,018
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,253
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,293
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,980
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	9,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,429
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,893
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,870
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,642
[2]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,055
[2]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,238
[1]	East Side Union High School District GO	0.000%	8/1/27	300	258
[2]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,297
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,890
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,348
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,311
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,070
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,224
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,184
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,852
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,311
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,918
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,473
	East Side Union High School District GO	3.750%	8/1/35	250	249
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,519
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	336
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	348
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,830
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	464
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,784
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,408
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,194
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	526
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	1/1/23	110	120
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	1/1/23	100	109
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	1/1/23	195	213
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	1/1/23	205	223
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	1/1/23	195	213
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,151
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,068
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,986
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,805
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,130
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,377
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,497
	Eastern Municipal Water District Water Revenue VRDO	0.900%	9/1/22	9,820	9,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	6,534
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,117
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,387
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,191
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,116
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,982
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	691
	El Dorado Irrigation District COP	5.000%	3/1/31	445	509
	El Dorado Irrigation District COP	5.000%	3/1/32	340	386
	El Dorado Irrigation District COP	5.000%	3/1/33	325	366
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/23	8,460	8,798
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/23	1,500	1,560
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,390
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,478
	El Monte Union High School District GO	4.000%	6/1/31	100	105
	El Monte Union High School District GO	4.000%	6/1/32	185	194
	El Monte Union High School District GO	4.000%	6/1/33	285	297
	El Monte Union High School District GO	4.000%	6/1/34	345	357
	El Monte Union High School District GO	4.000%	6/1/35	400	411
	El Monte Union High School District GO	4.000%	6/1/36	705	719
	El Monte Union High School District GO	4.000%	6/1/37	810	823
	El Monte Union High School District GO	4.000%	6/1/38	725	731
	El Monte Union High School District GO	4.000%	6/1/39	1,030	1,035
	El Monte Union High School District GO	4.000%	6/1/41	1,740	1,716
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	780	892
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	900
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	500	578
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	425
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,124
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,208
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,955
[2]	Elk Grove Unified School District COP	3.000%	2/1/37	700	617
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,475
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,618
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,784
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,110
[7,10]	Elk Grove Unified School District GO TOB VRDO	1.050%	9/1/22	5,470	5,470
	Encinitas CA Special Tax Revenue, Prere.	5.000%	3/1/23	965	965
	Encinitas CA Special Tax Revenue, Prere.	5.000%	3/1/23	770	770
	Escondido CA GO	5.000%	9/1/22	765	765
	Escondido CA GO	5.000%	9/1/23	2,030	2,084
	Escondido CA GO	5.000%	9/1/25	1,000	1,072
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,436
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	1,982
	Evergreen School District GO	4.000%	8/1/34	1,070	1,094
	Evergreen School District GO	4.000%	8/1/35	335	344
	Evergreen School District GO	4.000%	8/1/37	1,050	1,064
[11]	Fairfield CA COP	0.000%	4/1/34	940	605
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,059
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,883
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,118
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,239
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,381
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,354
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,427
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,555
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,658	7,433
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,765	4,361
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,270	12,089
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,683	13,580
	Folsom Ranch Financing Authority Special Tax Revenue	3.000%	9/1/22	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,058
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	152
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	172
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,944
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	179
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	192
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	205
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	218
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	155
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	158
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	167
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	440
	Fontana CA Special Tax Revenue	3.000%	9/1/22	420	420
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	204
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	460
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	243
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	489
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	510
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,787
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	271
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,874
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	276
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,965
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	273
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	280
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	140
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	199
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	247
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	401
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	530
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	585
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,330
	Foothill-De Anza Community College District COP, Prere.	4.000%	10/1/22	500	517
[5,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,134
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	577
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	8,462
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	936
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	1,939
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	879
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	859
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,630
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	719
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,291
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	722
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,267
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,810
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	361
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	600	635
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	700	748
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	419
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	481
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	805
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,244
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	3,000	1,929
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,387
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	8,081	8,044
[1,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,100
[1,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,075
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	2,984
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,077
	Foster City CA GO	4.000%	8/1/32	275	287
	Foster City CA GO	3.000%	8/1/33	500	481
	Foster City CA GO	3.000%	8/1/34	600	570
	Foster City CA GO	3.000%	8/1/35	635	598
	Foster City CA GO	4.000%	8/1/36	600	614
	Foster City CA GO	3.000%	8/1/38	950	845
	Foster City CA GO	3.000%	8/1/40	830	706
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,016
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,063
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	282
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	3,302
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	4,788
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	4,910
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	2/1/23	1,070	1,103
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	2/1/23	1,415	1,459
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	2/1/23	1,790	1,846
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	2/1/23	2,195	2,263
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	2/1/23	2,630	2,712
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	2/1/23	3,105	3,202
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,067
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	2,961
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,018
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,112
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,831
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	2,610	2,650
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	401
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	431
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,700
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	462
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,790
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	494
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,649
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	450
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,126
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	455
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	814
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	494
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,310
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	518
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,626
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	544
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	557
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	516
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,654
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	561
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	562
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,207
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	658
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,287
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	585
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	615
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	541
	Fresno Unified School District GO	4.000%	8/1/28	385	414
	Fresno Unified School District GO	4.000%	8/1/29	550	590
	Fresno Unified School District GO	4.000%	8/1/30	570	608
	Fresno Unified School District GO	4.000%	8/1/31	485	515
	Fresno Unified School District GO	4.000%	8/1/32	385	408
	Fresno Unified School District GO	3.000%	8/1/33	1,000	952
	Fresno Unified School District GO	4.000%	8/1/33	665	697
	Fresno Unified School District GO	3.000%	8/1/34	1,815	1,705
	Fresno Unified School District GO	4.000%	8/1/34	450	466
	Fresno Unified School District GO	3.000%	8/1/35	985	906
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,472
	Fresno Unified School District GO	4.000%	8/1/35	150	153
	Fresno Unified School District GO	4.000%	8/1/36	670	684
	Fresno Unified School District GO	3.000%	8/1/37	1,125	996
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,085
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,006
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,617
	Fresno Unified School District GO	5.000%	8/1/39	900	992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,452
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,925
	Fresno Unified School District GO	5.000%	8/1/41	500	545
	Fresno Unified School District GO	5.000%	8/1/42	500	544
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	3/1/23	1,000	1,000
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,600
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,555
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,408
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,409
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,463
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	879
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,172
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,250
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,336
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	2/1/23	2,400	2,459
	Gilroy Unified School District GO	4.000%	8/1/37	400	405
	Gilroy Unified School District GO	4.000%	8/1/38	485	487
	Gilroy Unified School District GO	4.000%	8/1/41	400	391
	Glendale CA Community College District GO	0.000%	8/1/24	235	223
	Glendale CA Community College District GO	0.000%	8/1/25	365	334
	Glendale CA Community College District GO	0.000%	8/1/26	360	318
	Glendale CA Community College District GO	0.000%	8/1/27	515	440
	Glendale CA Community College District GO	0.000%	8/1/28	780	642
	Glendale CA Community College District GO	0.000%	8/1/29	570	450
	Glendale CA Community College District GO	0.000%	8/1/30	910	688
	Glendale CA Community College District GO	0.000%	8/1/31	900	649
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	690
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,289
	Glendale CA Unified School District GO, Prere.	4.000%	3/1/23	6,345	6,551
	Glendale CA Unified School District GO, Prere.	4.000%	3/1/23	14,310	14,775
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,582
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,386
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,683
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	8,000	8,160
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,600
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	9,181
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,364
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	26,067
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,503
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	27,559
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	3.250%	12/1/22	250	256
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	12/1/22	1,170	1,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	9,760	10,443
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	9,575	9,772
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	3,260	3,488
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	3,695	3,953
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	7,375	7,891
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	5,285	5,915
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	19,835	22,505
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	4,700	5,333
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	6,195	7,029
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	455	486
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	345	369
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,313
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,801
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,208
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,384
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,693
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,333
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,638
[5]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,119
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,276
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	12,903
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,300
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	558
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	550
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,263
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,288
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	302
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,476
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	572
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	613
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,524
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,763
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,566
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,539
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	659
	Hartnell CA Community College District GO	4.000%	8/1/37	600	608
	Hartnell CA Community College District GO	3.000%	8/1/38	380	332
	Hartnell CA Community College District GO	3.000%	8/1/39	1,180	1,000
	Hartnell CA Community College District GO	3.000%	8/1/40	635	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,168
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,289
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	569
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	961
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	95
[2]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,878
[2]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,563
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,016
[2]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,372
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	827
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,646
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,547
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,002
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	3,993
[2]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,124
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,408
[2]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,337
[2]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,336
[2]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,304
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	3,465	3,636
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	4,240	4,450
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	3,045	3,196
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	4,930	5,174
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	1,500	1,574
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	1,700	1,784
[1]	Hayward Unified School District GO, Prere.	5.000%	2/1/23	6,130	6,433
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	500
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	510
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	639
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	403
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	994
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,308
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	570
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	600
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	372
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,148
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,225
[1]	Hemet Unified School District GO	3.000%	8/1/34	1,330	1,226
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,393
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,478
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,658
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,825
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,929
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,052
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/29	1,480	1,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	733
[5]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	418
[1,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	461
[2]	Imperial Community College District GO	0.000%	8/1/23	250	244
[2]	Imperial Community College District GO	0.000%	8/1/24	500	474
[2]	Imperial Community College District GO	0.000%	8/1/25	725	667
[2]	Imperial Community College District GO	0.000%	8/1/26	1,005	895
[2]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,361
[2]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,567
[2]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,597
[5]	Imperial Community College District GO	0.000%	8/1/30	330	254
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	812
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	527
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,256
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	544
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	668
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,628
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	3,905	4,273
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/23	180	181
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	203
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	174
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	191
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	193
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	283
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	321
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	301
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	232
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	607
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,019
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,195
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	769
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	746
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,149
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	547
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,335
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,121
[2]	Inglewood Unified School District GO	4.000%	8/1/23	450	456
[2]	Inglewood Unified School District GO	4.000%	8/1/24	250	256
[2]	Inglewood Unified School District GO	4.000%	8/1/25	300	310
[2]	Inglewood Unified School District GO	4.000%	8/1/27	250	262
[2]	Inglewood Unified School District GO	5.000%	8/1/28	325	361
[2]	Inglewood Unified School District GO	5.000%	8/1/29	350	387
[2]	Inglewood Unified School District GO	5.000%	8/1/30	400	441
[2]	Inglewood Unified School District GO	5.000%	8/1/33	500	545
[2]	Inglewood Unified School District GO	5.000%	8/1/34	600	652
[2]	Inglewood Unified School District GO	4.000%	8/1/35	500	509
[2]	Inglewood Unified School District GO	4.000%	8/1/37	260	260
[2]	Inglewood Unified School District GO	4.000%	8/1/38	505	503
[2]	Inglewood Unified School District GO	4.000%	8/1/39	750	733
	Irvine CA	4.000%	9/2/22	220	220
	Irvine CA	5.000%	9/2/22	1,125	1,125
	Irvine CA	5.000%	9/2/22	650	650
	Irvine CA	5.000%	9/2/22	1,000	1,000
	Irvine CA	5.000%	9/2/23	200	205
	Irvine CA	5.000%	9/2/23	400	405
	Irvine CA	5.000%	9/2/23	800	816
	Irvine CA	5.000%	9/2/24	200	208
	Irvine CA	5.000%	9/2/24	850	883
	Irvine CA	5.000%	9/2/25	250	265
	Irvine CA	5.000%	9/2/25	450	476
	Irvine CA	4.000%	9/2/26	500	519
	Irvine CA	5.000%	9/2/26	300	324
	Irvine CA	5.000%	9/2/26	800	845
	Irvine CA	5.000%	9/2/27	375	411
	Irvine CA	4.000%	9/2/28	1,425	1,493
	Irvine CA	5.000%	9/2/28	520	578
	Irvine CA	5.000%	9/2/29	500	562
[2]	Irvine CA	4.000%	9/2/30	1,300	1,362
	Irvine CA	5.000%	9/2/30	330	367
[2]	Irvine CA	4.000%	9/2/32	1,000	1,032
[2]	Irvine CA	4.000%	9/2/33	275	281
[2]	Irvine CA	4.000%	9/2/34	565	573
[2]	Irvine CA	4.000%	9/2/35	400	404
[2]	Irvine CA	4.000%	9/2/36	250	252
[2]	Irvine CA	4.000%	9/2/37	275	276
[2]	Irvine CA	4.000%	9/2/38	350	350
[2]	Irvine CA	4.000%	9/2/39	500	498
[2]	Irvine CA	4.000%	9/2/41	1,000	979
[7]	Irvine CA Special Assessment Revenue VRDO	0.950%	9/1/22	11,955	11,955
[7]	Irvine CA VRDO	0.850%	9/1/22	44,300	44,300
[7]	Irvine CA VRDO	0.950%	9/1/22	10,545	10,545
[7]	Irvine CA VRDO	0.950%	9/1/22	8,565	8,565
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,089
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,172
	Irvine Ranch Water District	5.000%	2/1/35	2,500	2,710
	Irvine Ranch Water District	5.000%	2/1/36	2,665	2,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	3,990
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,042
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,414
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,084
[7]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.950%	9/1/22	9,300	9,300
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,173
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,273
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,397
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	164
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	572
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	401
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	416
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	221
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	215
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	385
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	483
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	563
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,165
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	267
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	446
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	542
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	270
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	371
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	285
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	553
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	266
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	239
[2]	Jefferson Union High School District COP	4.000%	8/1/23	150	152
[2]	Jefferson Union High School District COP	4.000%	8/1/29	90	97
[2]	Jefferson Union High School District COP	4.000%	8/1/30	100	108
[2]	Jefferson Union High School District COP	4.000%	8/1/31	150	161
[2]	Jefferson Union High School District COP	4.000%	8/1/32	100	107
[2]	Jefferson Union High School District COP	4.000%	8/1/33	150	158
[2]	Jefferson Union High School District COP	4.000%	8/1/34	100	103
[2]	Jefferson Union High School District COP	4.000%	8/1/35	355	361
[2]	Jefferson Union High School District COP	4.000%	8/1/36	640	646
[2]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,000
[2]	Jefferson Union High School District GO	5.000%	8/1/24	875	917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson Union High School District GO	4.000%	8/1/33	200	209
	Jefferson Union High School District GO	4.000%	8/1/34	125	129
	Jefferson Union High School District GO	3.000%	8/1/35	150	138
	Jefferson Union High School District GO	3.000%	8/1/36	250	227
	Jefferson Union High School District GO	3.000%	8/1/37	275	247
	Jefferson Union High School District GO	4.000%	8/1/38	365	367
	Jefferson Union High School District GO	4.000%	8/1/39	400	401
	Jefferson Union High School District GO	4.000%	8/1/40	300	297
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	152
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	203
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	98
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	163
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	349
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	125
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,535
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	800
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,397
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	742
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	648
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	827
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,839
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	395
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,051
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,800
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,941
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	607
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,409
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,807
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,959
[2]	Kern Community College District COP	3.000%	6/1/33	500	485
[5]	Kern Community College District GO	0.000%	11/1/27	7,375	6,281
	Kern Community College District GO	4.000%	8/1/31	520	561
	Kern Community College District GO	4.000%	8/1/32	445	478
	Kern Community College District GO	4.000%	8/1/33	635	674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Canada Unified School District GO	4.000%	8/1/33	510	534
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,046
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	159
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	210
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	235
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	281
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	363
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/34	350	360
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	254
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	374
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	426
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	900
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,024
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,198
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/23	750	769
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	3/1/23	50	51
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,250	1,282
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,250	1,282
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,500	1,538
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	6,595	6,762
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	5,200	5,332
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,140	1,200
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,000	1,052
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,535	1,616
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	1,050	1,105
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	3/1/23	25	26
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	471
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	445
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	638
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,415
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,194
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	866
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,925
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	977
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,085
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,294
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,242
	Liberty Union High School District GO	4.000%	8/1/30	750	792
	Liberty Union High School District GO	4.000%	8/1/31	565	594
	Liberty Union High School District GO	4.000%	8/1/32	250	265
	Liberty Union High School District GO	3.000%	8/1/35	670	616
	Liberty Union High School District GO	3.000%	8/1/36	750	682
	Liberty Union High School District GO	3.000%	8/1/37	825	741
	Liberty Union High School District GO	3.000%	8/1/38	900	799
	Liberty Union High School District GO	3.000%	8/1/39	1,000	860
	Liberty Union High School District GO	3.000%	8/1/40	1,000	835
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,376
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	450
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	457
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,174
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	585
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,086
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,150
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,426
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,843
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,685
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,775
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,415
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,787
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,336
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,263
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	455
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	105
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	364
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	678
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	335
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	495
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	533
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/29	525	585
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/31	575	637
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	795
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	763
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	651
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,088
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,151
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	808
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	632
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	504
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	383
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	644
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	438
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	260
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	218
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	700
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	710
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	860
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,441
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,053
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,479
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	948
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	759
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/22	1,000	1,000
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,429
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,496
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	261
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,333
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	153
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,243
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	3,720
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,965	2,091
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	12,905	14,376
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	3.356%	11/15/25	16,845	16,533
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	3.376%	11/15/26	10,010	9,708
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/25	200	213
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/25	545	582
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/26	250	272
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/26	400	435
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/27	175	194
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	300	338
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	355	405
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	270	311
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	400	464
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	225	262
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	576
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	569
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	567
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	652
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,126
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	394
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	838
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	559
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,110
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	571
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	553
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,103
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,127
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,001
[1]	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	6/1/27	230	255
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,361
[1]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,428
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,294
	Long Beach Community College District GO	4.000%	8/1/33	760	792
	Long Beach Community College District GO	4.000%	8/1/33	400	419
	Long Beach Community College District GO	4.000%	8/1/34	600	621
	Long Beach Community College District GO	4.000%	8/1/35	705	725
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,555
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,767
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,912
	Long Beach Community College District GO	3.000%	8/1/39	1,115	956
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,261
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,030
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	798
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	241
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	156
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	158
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	160
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	215
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	215
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	245
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	397
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	363
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	401
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	429
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,479
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,305
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,140
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,068
	Long Beach Unified School District GO	3.000%	8/1/34	550	513
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,036
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,868
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,447
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,640
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	27
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,984
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,000
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,611
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,166
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	619
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	14,500	14,961
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	19,225	19,836
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	1,000	1,015
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	6,145	6,240
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	4,075	4,204
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	4,320	4,457
	Los Angeles CA Community College District GO, Prere.	4.000%	2/1/23	5,205	5,370
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	37,345	39,248
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	8,840	9,291
	Los Angeles CA Community College District GO, Prere.	5.000%	2/1/23	37,455	39,364
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	876
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,109
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,546
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,244
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,065
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	488
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	544
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,195
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	2,947
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	530
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,584
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	28,398
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,695
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,255
	Los Angeles CA Unified School District GO	5.000%	7/1/28	25,170	26,400
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,699
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	36,471
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,739
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,295
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,124
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,253
	Los Angeles CA Unified School District GO	5.000%	7/1/30	22,165	23,264
	Los Angeles CA Unified School District GO	4.000%	7/1/31	20,000	21,669
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	17,712
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,173
	Los Angeles CA Unified School District GO	3.000%	7/1/32	7,820	7,510
	Los Angeles CA Unified School District GO	4.000%	7/1/32	17,700	19,008
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,365
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,191
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,656
	Los Angeles CA Unified School District GO	5.000%	7/1/33	7,890	9,257
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	16,800
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,535
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,791
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	11,051
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,503
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,692
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,179
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,339
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	7,681
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,463
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,001
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,626
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,059
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,771
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,248
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,052
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	5,000	5,863
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,000	5,905
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,321
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,623
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,789
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,622
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,116
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,275
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,287
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,848
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,654
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,018
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,464
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	163
[10]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	1.300%	9/1/22	9,085	9,085
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,599
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,469
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,517
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,610
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,719
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,815
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,624
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,064

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,956
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,607
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,532
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,734
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,322
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,520
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,515
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,559
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,292
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,917
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,501
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	27,162
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,547
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,829
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,416
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,491
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	23,219
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,098
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,532
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,872
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,302
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,952
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,746
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,267
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,870
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,134
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,151
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,284
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,404
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,177
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,144
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,157
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	902
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	6,570
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	162
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	1,953
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	942
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	7,399
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	988
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,622
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,273
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,034
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,262
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,080
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,313
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,134
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,353
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,188
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,209
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,248
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,009
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,400
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,306
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,065
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,860
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,370
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,714
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	9,765
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,436

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,905	2,164
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,148
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,260
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,622
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	826
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,123
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,051
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,158
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,250	1,478
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,152
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,287
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,766
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,784
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,651
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,588
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	4,635
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	7,774
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,966
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,963
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,055
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,018
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,641
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	628
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	93
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,157
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,860

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	78
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,134
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,248
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	85	96
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,134
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,154
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,265
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	81
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,220
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	745
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	425
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,171
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,190
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	340	385
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	6,975
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	7,569
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,314
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,076
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,173
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	116
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,960
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	249
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	9,721
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,048
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,114
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	264
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,352
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,111
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,017
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,992
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,529
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,446
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,284
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,001
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,550
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	901
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,595
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,677
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,836
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,303
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,411
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	7,573
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,449
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,388
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,465
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,588
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	8,060
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,666
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,772
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,752
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,468
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	8,041
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,920
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,146
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,720
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,346
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,852

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,926
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,757
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,223
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,373
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	535	598
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	535	609
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,250	1,488
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	3,000	3,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	3,005	3,500
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,752
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,750	1,999
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	2,595	2,988
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,755	1,991
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	9,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,500	7,802
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,298
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,842
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	24,108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,358
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,556
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,305
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	28,189
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,884
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,682
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,054
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.790%	9/1/22	8,000	8,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.850%	9/1/22	38,410	38,410
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	812
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,505
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,551
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,337
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,043
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,011
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	11,042
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	2,944
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,614
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	6,951
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,449
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,448
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,192
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	33,199
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,707
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	33,050	34,817
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,703
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	23,138
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,086
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	12,523
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,242
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,207
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	40,479
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,631
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,443
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,625
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,119
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,658
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,706

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	106
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,484
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,615
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,618
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	3,875
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,175	7,896
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,394
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.840%	9/1/22	22,000	22,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.850%	9/1/22	2,000	2,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.880%	9/1/22	11,975	11,975
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.880%	9/1/22	4,400	4,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.900%	9/1/22	1,230	1,230
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,496
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,903
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	487
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,357
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,938
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,538
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	107
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,569
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,344
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	6,088
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	7,939
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,790
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,279
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,900
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,874
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,225
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,739
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.770%	9/1/22	1,900	1,900

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.790%	9/1/22	60,395	60,395
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.800%	9/1/22	33,025	33,025
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.850%	9/1/22	1,200	1,200
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.850%	9/1/22	4,500	4,500
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	6,624
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	147
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	8,792
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,400
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,942
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,416
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,373
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	9,018
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,964
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,631
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,355
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	11,134
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,786
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,558
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,159
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,597
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	4,427
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,170
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,509
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	942
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,554
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,768
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,059
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	18,255	18,646
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,413
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,732
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,039
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,027
	Los Angeles Unified School District GO	4.000%	7/1/39	10,000	10,171
	Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,003
	Los Angeles Unified School District GO	4.000%	7/1/41	5,465	5,363
[7,10]	Los Angeles Unified School District GO TOB VRDO	1.700%	9/1/22	5,220	5,220
	Los Rios Community College District GO	5.000%	8/1/24	500	525
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,231
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,269
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,239
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,290
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,019
	Los Rios Community College District GO	3.000%	8/1/35	1,035	928
	Los Rios Community College District GO	4.000%	8/1/35	3,750	3,850
	Los Rios Community College District GO	4.000%	8/1/35	250	257
	Los Rios Community College District GO	4.000%	8/1/36	700	714
	Los Rios Community College District GO	4.000%	8/1/37	525	533
	Los Rios Community College District GO	4.000%	8/1/38	610	615
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,121
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,131
[5]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,121
[5]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,935
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	283
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	402
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	376
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	348
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	575
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,097
	Marin Community College District GO, Prere.	4.000%	2/1/23	1,000	1,061
	Marin Community College District GO, Prere.	4.000%	2/1/23	1,000	1,061
	Marin Community College District GO, Prere.	4.000%	2/1/23	665	706
	Marin Community College District GO, Prere.	4.000%	2/1/23	450	484
	Marin Community College District GO, Prere.	4.000%	2/1/23	800	861
	Marin Community College District GO, Prere.	4.000%	2/1/23	7,660	8,242
	Marin Community College District GO, Prere.	4.000%	2/1/23	2,945	3,169
	Marin Community College District GO, Prere.	4.000%	2/1/23	1,900	2,044
	Marin Community College District GO, Prere.	4.000%	2/1/23	3,030	3,260
	Marin Healthcare District GO	5.000%	8/1/28	435	467
	Marin Healthcare District GO	5.000%	8/1/30	520	556
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,066
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,968
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,433
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,351
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,777
	Marin Municipal Water District Water Revenue	3.000%	6/15/23	2,325	2,336
	Marin Municipal Water District Water Revenue	4.000%	6/15/24	2,400	2,464
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,596
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,203
	Marin Municipal Water District Water Revenue	5.000%	6/15/29	2,980	3,410
[2]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,172
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	396
	Menifee Union School District GO	4.000%	8/1/29	165	179
	Menifee Union School District GO	4.000%	8/1/30	200	218
	Menifee Union School District GO	4.000%	8/1/32	250	268
[1]	Menifee Union School District GO	4.000%	8/1/34	350	366
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	479
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	731
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	521
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,110
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,344
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	430
	Mesa Water District COP	5.000%	3/15/28	400	454
	Mesa Water District COP	5.000%	3/15/29	335	386
	Mesa Water District COP	5.000%	3/15/31	250	291
	Mesa Water District COP	5.000%	3/15/32	350	405
	Mesa Water District COP	5.000%	3/15/33	350	400
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,569
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,978
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,945
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,246
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	3,042
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,853
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,772
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,387
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,203
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,698
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,769
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,361
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,468
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,401
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,635
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,960
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,148
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,396
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,147
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	1,964
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	11,671
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,309
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	1,960
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,630
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,398
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,632
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,761
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,495
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,575
[5]	Modesto High School District GO	0.000%	8/1/26	5,010	4,484
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,569
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,957
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,356
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,610
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,218
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	698
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	639
[5]	Montebello Unified School District GO	0.000%	8/1/26	1,000	888
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,698
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,353
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,117
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	685
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	741
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	791
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	892
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	998
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,092
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,274
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	979
[2]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	260
[2]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	475
[2]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	369
[2]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	327
[2]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,476
[2]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	816
[2]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,589
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,348
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,619
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	3/1/23	5,430	5,576
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	3/1/23	2,990	3,070
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	3/1/23	4,315	4,431
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	3/1/23	2,000	2,054
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	3/1/23	5,075	5,211
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	418
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	208
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	258
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,267
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	758
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,838
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,264
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,358
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,418
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/22	180	181
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	323
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	506
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	355
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	306
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	384
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	461
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	486
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	232
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	595
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	357
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	431
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	428
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	341
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	308
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	330
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,015
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	318
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	301
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	299
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	271
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,400	1,364
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	341
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,130
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,480
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,399
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	554
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	384
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	492
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,329
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	278
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	530
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,048
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	660	733
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	195	216
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	315	350
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	15,766
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	13,883
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	13,765	16,837
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	13,711
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,575	17,591
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	17,100	20,639
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	320
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	864
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,498
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	361
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	744
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,489
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,731
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	320
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/23	520	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/23	465	495
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/23	300	320
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,453
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,820
	Napa Valley Unified School District GO	5.000%	8/1/31	205	223
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	3,861
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,451
[1]	Natomas Unified School District GO	4.000%	8/1/33	860	886
[1]	Natomas Unified School District GO	3.000%	8/1/39	1,040	865
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,391
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	599
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,460
	New Haven Unified School District GO	4.000%	8/1/29	100	107
	New Haven Unified School District GO	4.000%	8/1/30	100	107
	New Haven Unified School District GO	4.000%	8/1/31	100	106
	New Haven Unified School District GO	4.000%	8/1/32	100	106
	New Haven Unified School District GO	4.000%	8/1/35	325	334
	New Haven Unified School District GO	4.000%	8/1/36	155	158
	New Haven Unified School District GO	4.000%	8/1/37	300	305
	New Haven Unified School District GO	4.000%	8/1/38	805	810
	New Haven Unified School District GO	5.000%	8/1/40	955	1,026
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	2,944
[2]	Newark CA Unified School District GO	4.000%	8/1/34	1,310	1,378
[2]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,159
[2]	Newark CA Unified School District GO	4.000%	8/1/38	885	891
[2]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	989
[2]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	972
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,291
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,806
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,381
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,142
[5]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,017
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,219
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	970
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,303
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,443
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	534
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,761
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,943
[2]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	895
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	688
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,132
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	292
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	454
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,113
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	948
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,570
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	852
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	274
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	748
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,184
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	539
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,275
[2]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,186
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	535
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,225
	North Orange County CA Community College District GO	4.000%	8/1/33	375	395
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,569
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,865
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,877
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	97,215	98,735
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/29	3,350	3,874
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	3,000	3,515
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	3,000	3,553
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,100
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	392
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	724
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,399
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,305
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,926
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,494
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,604
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,534
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,352
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,739
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,333
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,624
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	340
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	573
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	389
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,232
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	765
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	833
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,466
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,442
[7,10]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.740%	9/1/22	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	246
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	358
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	466
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	425
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	409
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	307
	Oakland CA GO	2.000%	1/15/34	5,505	4,545
	Oakland CA GO	2.000%	1/15/35	4,480	3,555
	Oakland CA GO	2.125%	1/15/36	4,735	3,809
	Oakland CA GO	3.000%	1/15/40	6,580	5,641
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	530	545
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	616
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	11,905
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	1,920
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,334
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,439
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	182
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,045
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	609
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,041
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	195
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,195
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,389
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,245
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,266
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,350
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,071
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,321
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	153
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	6,711
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,298
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,069
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	1,985
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,257
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	109
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	527
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	5,817
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,640
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	6,528
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	2,702
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,307
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	2,540	2,918
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	4,675
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	3,445	3,939
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	5,397
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	8,203
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,549
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,577
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,355	2,350
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,890	3,849
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	10,935
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,190
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,526
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	2,375	2,554
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	2,615	2,812
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	1,350	1,452
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	2/1/23	2,500	2,689
[2]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,564
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	503
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,307
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,034
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,392
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,204
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	1,285	1,316
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	1,765	1,808
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	2,280	2,335
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	1,400	1,434
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	2,525	2,586
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	2,660	2,724
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	1/1/23	2,205	2,258
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	204
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	325
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,260
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,305
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,352
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,188
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,602
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,217
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	10,391
[7]	Orange County Water District COP VRDO	1.150%	9/7/22	10,500	10,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Water District Water Revenue	5.000%	8/15/32	860	984
	Orange County Water District Water Revenue	4.000%	8/15/35	790	817
	Orange County Water District Water Revenue, Prere.	5.000%	2/15/23	8,000	8,206
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,380
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,113
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,175
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,194
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	781
	Oxnard Union High School District GO	4.000%	8/1/23	210	213
	Oxnard Union High School District GO	4.000%	8/1/24	200	206
	Oxnard Union High School District GO	5.000%	8/1/26	850	932
	Oxnard Union High School District GO	5.000%	8/1/27	750	839
	Oxnard Union High School District GO	5.000%	8/1/28	500	558
	Oxnard Union High School District GO	5.000%	8/1/29	850	949
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,112
	Oxnard Union High School District GO	4.000%	8/1/31	750	789
	Oxnard Union High School District GO	4.000%	8/1/32	325	344
	Oxnard Union High School District GO	4.000%	8/1/33	375	393
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,156
	Oxnard Union High School District GO	4.000%	8/1/36	750	764
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,236
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,645
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	234
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	259
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	308
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	255
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,249
	Palm Desert CA Special Assesment Revenue	2.000%	9/2/22	235	235
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/26	670	679
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/31	800	793
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/37	1,200	1,143
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,098
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,146
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,192
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,316
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,246
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	675
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	410
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	760
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	790
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	589
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	903
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	765
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	471
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,392
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	450
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,553
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	810
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	538
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,154
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,345
	Palo Alto CA Special Assesment Revenue	5.000%	9/2/27	900	914
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,131
	Palomar Community College District GO	5.000%	8/1/30	520	579
	Palomar Community College District GO	5.000%	8/1/31	400	443
	Palomar Community College District GO	5.000%	8/1/32	300	332
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,090
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,724
	Palomar Community College District GO, Prere.	5.000%	11/1/22	120	128
	Palomar Community College District GO, Prere.	5.000%	11/1/22	15	16
	Palomar Community College District GO, Prere.	4.000%	2/1/23	2,140	2,240
	Palomar Community College District GO, Prere.	4.000%	2/1/23	2,390	2,501
	Palomar Health COP	5.000%	11/1/23	600	613
	Palomar Health COP	5.000%	11/1/24	665	690
	Palomar Health COP	5.000%	11/1/26	445	475
	Palomar Health COP	5.000%	11/1/27	750	809
	Palomar Health COP	5.000%	11/1/32	4,550	4,763
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,836
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,099
	Palomar Health GO	5.000%	8/1/26	310	335
[5]	Palomar Health GO	0.000%	8/1/27	16,165	13,641
[11]	Palomar Health GO	0.000%	8/1/27	8,095	6,864
[11]	Palomar Health GO	0.000%	8/1/28	500	408
	Palomar Health GO	5.000%	8/1/28	1,640	1,768
	Palomar Health GO	5.000%	8/1/28	8,570	9,244
[11]	Palomar Health GO	0.000%	8/1/29	7,210	5,638
	Palomar Health GO	5.000%	8/1/29	875	944
	Palomar Health GO	5.000%	8/1/29	4,340	4,683
	Palomar Health GO	4.000%	8/1/30	2,150	2,229
	Palomar Health GO	5.000%	8/1/30	1,130	1,218
	Palomar Health GO	4.000%	8/1/31	1,550	1,596
	Palomar Health GO	5.000%	8/1/31	800	861
	Palomar Health GO	4.000%	8/1/32	5,010	5,127
	Palomar Health GO	5.000%	8/1/33	1,320	1,414
	Palomar Health GO	0.000%	8/1/34	225	134
	Palomar Health GO	4.000%	8/1/34	1,000	1,012
	Palomar Health GO	0.000%	8/1/35	595	335
	Palomar Health GO	4.000%	8/1/35	100	101
	Palomar Health GO	0.000%	8/1/36	510	271
	Palomar Health GO	4.000%	8/1/36	5,015	5,041
	Palomar Health GO	0.000%	8/1/37	1,210	607
	Palomar Health GO	3.000%	8/1/37	250	211
	Palomar Health GO	4.000%	8/1/37	4,195	4,208
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,098
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,480
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,370
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,000
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	365
[5]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	285
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,543
[5]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,250
[2]	Paramount Unified School District GO	4.000%	8/1/30	70	76
[2]	Paramount Unified School District GO	4.000%	8/1/31	125	135
[2]	Paramount Unified School District GO	4.000%	8/1/32	150	161
[2]	Paramount Unified School District GO	4.000%	8/1/33	145	154
[2]	Paramount Unified School District GO	4.000%	8/1/34	150	157
[2]	Paramount Unified School District GO	4.000%	8/1/35	300	311
[2]	Paramount Unified School District GO	4.000%	8/1/37	390	394
[2]	Paramount Unified School District GO	4.000%	8/1/38	690	694
[2]	Paramount Unified School District GO	4.000%	8/1/39	470	472
[2]	Paramount Unified School District GO	4.000%	8/1/40	450	445
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,139
	Pasadena Unified School District GO	5.000%	8/1/25	750	802
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,070
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,109
	Pasadena Unified School District GO	5.000%	8/1/26	510	557
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,160
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	667
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	835
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,112
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,108
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	661
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,024
	Peralta Community College District GO	5.000%	8/1/25	510	545
	Peralta Community College District GO	5.000%	8/1/25	500	534
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,559
	Peralta Community College District GO	5.000%	8/1/26	650	709
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,595
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,112
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,632
	Peralta Community College District GO	5.000%	8/1/28	555	626
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,336
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,236
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,417
	Peralta Community College District GO	5.000%	8/1/30	3,380	3,893
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,757
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,423
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,611
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,202
[5]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perris Union High School District GO	4.000%	9/1/30	215	232
	Perris Union High School District GO	4.000%	9/1/31	350	375
	Perris Union High School District GO	4.000%	9/1/33	600	634
	Perris Union High School District GO	3.000%	9/1/36	1,000	916
	Perris Union High School District GO	3.000%	9/1/38	800	707
	Perris Union High School District GO	3.000%	9/1/39	850	736
	Perris Union High School District GO	3.000%	9/1/40	1,000	849
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,710
	Piedmont Unified School District GO	3.000%	8/1/39	180	160
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	893
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	941
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,277
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,347
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,415
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,723
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	133
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	284
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	386
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	513
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,451
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,565
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,477
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,727
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,108
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	192
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,180
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,916
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	111
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,354
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,319
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	855
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,051
[1]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	1,843
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	435
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	943
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	523
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	886
	Pleasanton Unified School District GO	5.000%	8/1/32	280	324
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,146
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,086
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,027
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,132
	Pleasanton Unified School District GO	4.000%	8/1/36	800	816
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	1,280	1,308
[2]	Pomona Unified School District GO	5.000%	8/1/26	450	471
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,216
	Pomona Unified School District GO	4.000%	8/1/37	920	929
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,280
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,382
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,764
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,675
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,883
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,072
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	2,733
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,067
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,380
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,785
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,050
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	102
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	105
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	161
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	137
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	128
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	141
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	172
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	197
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	134
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	161
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	163
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	154
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	240
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	202
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	220
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	267
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	221
	Portola Valley School District GO	3.000%	8/1/35	875	819
	Portola Valley School District GO	3.000%	8/1/36	640	586
	Portola Valley School District GO	3.000%	8/1/37	700	625
	Portola Valley School District GO	3.000%	8/1/38	675	587
	Portola Valley School District GO	3.000%	8/1/39	725	624
	Portola Valley School District GO	3.000%	8/1/40	530	451
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,562
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,393
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,479
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,699
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,628
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,369
	Poway Unified School District GO	0.000%	8/1/30	100	78
	Poway Unified School District GO	4.000%	8/1/30	8,190	8,371
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,777
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,276
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	855
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	715
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,211
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,026
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,050
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,598
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	834
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,889
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,076
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,736
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	924
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	986
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	960	995
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,185	1,224
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,240	1,279
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,350	1,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,445	1,486
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,530	1,572
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,630	1,673
	Poway Unified School District Public Financing Authority Special Tax Revenue, ETM	4.000%	9/15/22	435	435
	Poway Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/15/22	975	1,002
	Poway Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/15/22	950	976
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	115
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	155
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	181
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	132
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	153
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	149
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	197
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	328
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	278
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	406
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	382
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	360
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	158
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	357
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	502
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	205
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	714
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	426
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	825
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	478
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	952
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	455
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	1,565	1,565
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	990	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	1,190	1,190
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	3/1/23	2,515	2,515
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	134
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	149
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	162
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	184
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	206
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	247
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/31	715	810
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	910
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,122
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,110
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	479
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,291
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	362
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,783
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,941
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,574
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,466
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,790
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	11,000	8,588
	Ravenswood CA City School District GO	4.000%	8/1/32	130	139
	Ravenswood CA City School District GO	4.000%	8/1/33	150	158
	Ravenswood CA City School District GO	4.000%	8/1/34	150	156
	Ravenswood CA City School District GO	4.000%	8/1/36	270	276
	Ravenswood CA City School District GO	4.000%	8/1/38	975	980
	Ravenswood CA City School District GO	4.000%	8/1/40	590	584
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,044
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	783
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	885
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	778
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,089
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,499
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	898
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	313
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	400
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,079
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,080
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	836
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	508
[5]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	501
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,608
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,074
	Redwood City School District GO	3.000%	8/1/33	1,430	1,362
	Redwood City School District GO	3.000%	8/1/40	1,490	1,235
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,129
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,440
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	521
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	838
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	3,523
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,555
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,198
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,390
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,029
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	842
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,042
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	90	96
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	603
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	628
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,066
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	813
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,173
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,364
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,795
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,112
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,326
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,826
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,746
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	3/1/23	1,000	1,049
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	3/1/23	1,000	1,049
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	3/1/23	1,000	1,049
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	3/1/23	2,300	2,414
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,505
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	890
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,330
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,104
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,113
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,116
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	657
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,180
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,033
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,145
	Riverside Community College District GO	3.000%	8/1/33	770	740
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,787
	Riverside Community College District GO	3.000%	8/1/35	725	679
	Riverside Community College District GO	3.000%	8/1/36	1,000	915
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,831
	Riverside Community College District GO	3.000%	8/1/37	2,125	1,897
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,643
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,186
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,815
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,010
	Riverside Community College District GO, Prere.	5.000%	2/1/23	3,080	3,312
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,350
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,342
[5]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,083
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	534
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,132
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,209
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,980
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,051
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/22	1,800	1,808
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/23	2,100	2,165
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/22	595	627
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/22	9,885	10,692
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/22	10,620	11,487
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,830
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	351
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,504
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,870
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,329
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,323
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	375	376
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	1,956
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,098
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,535
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,242
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	565
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	816
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,068
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,216
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	639
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,284
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,086
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	939
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	308
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,401
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,578

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,355
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,020
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,580	1,532
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,535
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,865	1,780
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	1,400	1,328
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,295
Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,567
Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,682
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	12/1/22	2,000	2,044
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	563
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	335
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	316
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	323
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	412
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	537
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	643
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	409
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	711
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	674
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	614
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	705
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	720
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,214
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,030
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,868
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,452
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,326
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,094
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,410	1,410
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,555	1,555
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,615	1,615
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,710	1,710
	Riverside Unified School District GO	4.000%	8/1/29	850	901
	Riverside Unified School District GO	4.000%	8/1/30	850	898
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,315
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,174
	Riverside Unified School District GO	4.000%	8/1/35	2,110	2,166
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,768
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,746
	Riverside Unified School District GO	3.000%	8/1/38	2,310	1,990
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,235
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,265
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,642
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,760
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,949
[1]	Rocklin CA Special Tax Revenue	4.000%	9/1/43	4,000	3,857
[5]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,861
[5]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,815
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	97
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	111
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/29	330	364
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/30	200	219
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	272
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	379
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/34	250	270
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	2/1/23	770	808
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	2/1/23	530	556
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	2/1/23	1,310	1,375
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	2/1/23	1,000	1,049
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	2/1/23	3,425	3,594
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	30
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	56
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	51
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	112
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	225
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	122
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	204
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	242
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	125
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	85
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	164
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	261
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	246
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	558
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	486
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	721
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	466
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,139
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	214
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	702
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	282
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,119
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	463
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,000
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	565
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,154
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,228
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	835
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,214
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,937
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	270
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	326
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	530
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,595
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	269
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	551
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	512
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	447
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	205
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	416
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,599
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	866
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	221
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	762
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	331
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,072
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,149
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,141
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,000	3,108
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	481
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	712
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/22	445	446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/24	300	315
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/26	280	293
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/27	650	680
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/28	250	261
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/29	500	521
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/33	1,280	1,325
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/34	1,340	1,386
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,609
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	464
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	512
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	627
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	370
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	227
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	662
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,128
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	236
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	244
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,156
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	213
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,658
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	212
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	413
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	2,250	2,619
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	232
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	208
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	622
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	106
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	458
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/36	700	785
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,006
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/37	680	760
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,114
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	1,994
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,000	2,224
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/40	2,885	3,201
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,676
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,214
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,264
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	219
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	390
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	514
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	646
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	261
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	219
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	312
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	544
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	628
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,675
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,775
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,369
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,026
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,202
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,757
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,530
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,077
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,360
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,650
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,166
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,584
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,380
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,468
	Sacramento CA Water Revenue, Prere.	5.000%	3/1/23	3,210	3,296
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,389
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,839
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,542
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,410
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,587
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,463
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	984
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	352
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,244
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	255
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,257
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	861
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,257
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,337
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,570
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,445
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,178
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,112
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,019
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,591
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	561
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	561
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,593
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,431
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,398
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,813
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	555
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,049
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,297
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	734
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,667
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	823
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,059
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,116
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,351
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,727
[2]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	942
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,870
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,102
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/23	465	474
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/23	1,000	1,021
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/24	600	626
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/24	1,000	1,045
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/27	2,360	2,517
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/28	3,000	3,216
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/29	1,105	1,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/30	5,030	5,402
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/32	3,050	3,261
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/34	3,400	3,566
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/35	1,635	1,707
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/36	1,000	1,040
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/37	1,200	1,241
[8]	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/42	5,000	5,089
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,601
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,143
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,220
[1]	Sacramento County CA COP	5.000%	10/1/27	660	736
[1]	Sacramento County CA COP	5.000%	10/1/28	695	787
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,946
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/24	900	951
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,431
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,274
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	3,064
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,115
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,573
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,186
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	3,988
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,590
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,137
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	5,536
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	5,360	5,566
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,744
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,611
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,788
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	13,954
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,949
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	862
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	686
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	954
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,819
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,907
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	1,045	1,028
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,049
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,199
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,021
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,014
	Salinas Union High School District GO	5.000%	8/1/37	1,000	1,151
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,207
	Salinas Union High School District GO	5.000%	8/1/38	1,000	1,147
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,003
	Salinas Union High School District GO	5.000%	8/1/39	1,000	1,144
	Salinas Union High School District GO	4.000%	8/1/40	1,000	990
	Salinas Union High School District GO	5.000%	8/1/40	1,250	1,425
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,563
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	225
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	359
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	493
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	600
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	972
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,385
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,616
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,594
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,251
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	2,735	3,020
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,745
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,541
[1]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,126
[5]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	264
[2,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	388
[1]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	524
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	389
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,190
[1]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	8,875
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	696
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,673
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	956
[1]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	253
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	2/1/23	1,310	1,342
[1]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,596
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	10,660	10,825
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	12,010	12,196
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	125	135
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	220	238
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	255	276
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	370	400
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	475	514
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	665	720
	San Bernardino Community College District GO, Prere.	5.000%	2/1/23	5,000	5,382
	San Bernardino Community College District GO, Prere.	5.000%	2/1/23	8,370	8,989
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	789
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	825
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	714
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	746
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	752
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,216
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	16,604
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,743
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	10,856
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	13,137
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,108
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,370	15,456
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	25,130	23,792
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	204
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	900
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,446

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	236
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,582
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,977
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	884
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,305
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,766
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,645
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,152
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,346
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,607
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,822
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,007
San Diego CA Unified School District GO	0.000%	7/1/28	5,925	5,019
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,042
San Diego CA Unified School District GO	5.000%	7/1/28	725	779
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,013
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,660
San Diego CA Unified School District GO	5.000%	7/1/29	750	805
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,643
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,563
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,027
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,837
San Diego CA Unified School District GO	0.000%	7/1/30	9,725	7,669
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,711
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,286
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,324
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,421
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,031
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,056
San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,022
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,713
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,068
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,101
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,151
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,481
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,077
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,684
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,202
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,089
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,553
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,767
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,614
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,307
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,826
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,578
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,040
San Diego CA Unified School District GO	5.000%	7/1/41	50	54
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,452
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,164
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,804

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,203
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,484
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	951
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	819
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	498
San Diego CA Unified School District GO, Prere.	5.000%	1/1/23	7,610	7,782
San Diego CA Unified School District GO, Prere.	5.000%	1/1/23	8,985	9,188
San Diego CA Unified School District GO, Prere.	5.000%	1/1/23	5,125	5,241
San Diego Community College District GO, Prere.	4.000%	2/1/23	17,215	18,294
San Diego Community College District GO, Prere.	5.000%	2/1/23	1,000	1,025
San Diego Community College District GO, Prere.	5.000%	2/1/23	2,150	2,203
San Diego County CA COP	5.000%	10/15/25	5,305	5,584
San Diego County CA COP	5.000%	10/15/26	2,590	2,725
San Diego County CA COP	5.000%	10/15/27	2,000	2,101
San Diego County CA COP	5.000%	10/15/28	1,400	1,468
San Diego County CA COP	5.000%	10/15/29	2,010	2,107
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	427
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,741
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	847
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,503
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,857
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,899
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,693
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	3,855
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	388
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,318
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,416
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	151
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,069
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	321
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	218
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,110
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,791
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	436
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	400
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,264
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,079

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	445
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	526
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,287
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	6,287
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	378
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	342
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,145
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	434
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	649
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	887
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,804
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	395
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	925	1,074
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,039
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,087
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	409
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	1,745
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	2,968
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,422
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	512
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	912
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,058
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,084
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,202
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,073
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,964
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	453
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,338
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,471
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,569

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,808
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	615
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,863
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,110
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	638
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,777
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,304
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	670
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,499
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	706
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,470
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,367
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,191
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,150
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,143
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,162
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,200
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,820
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	213
San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.400%	9/1/22	15,765	15,765
San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,287
San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,420
San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,593
San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,586
San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,885
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/33	500	568
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,249
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,714
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,373
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,319
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	569
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,121
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,117
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,859
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,808
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,417
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,631
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,403
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	162
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,040
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,082
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,267
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,107
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,105
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	1,890
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	902
	San Dieguito Union High School District GO	3.000%	8/1/38	4,160	3,688
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,071
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,069
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,071
	San Dieguito Union High School District GO, Prere.	4.000%	2/1/23	1,750	1,777
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,815
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,764
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,222
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,705
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,058
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,823
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,398
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,454
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,201
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,698
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	725
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,674
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,553
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,085
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,261
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	2,000	1,642
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,255
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,130
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,627
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,373
	San Francisco CA City & County COP	5.000%	4/1/27	13,095	14,087
	San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,159
	San Francisco CA City & County COP	5.000%	4/1/28	465	501
	San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,239
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,314
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,395
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,006
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,030
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,480
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,556
	San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,043
	San Francisco CA City & County COP	4.000%	4/1/36	10,665	10,814
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	8,694
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	4,974
	San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,234
	San Francisco CA City & County COP	4.000%	4/1/40	3,420	3,424
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	3,624
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	403
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	371
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,005
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,922
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,887
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,242
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,143
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,308
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,115
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,602
	San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,402
	San Francisco CA City & County GO	5.000%	6/15/31	2,715	3,219
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,548
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,744
	San Francisco CA City & County GO	5.000%	6/15/32	3,250	3,891
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,031
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,283
	San Francisco CA City & County GO	4.000%	6/15/33	200	209
	San Francisco CA City & County GO	5.000%	6/15/33	3,625	4,267
	San Francisco CA City & County GO	3.000%	6/15/34	75	71
	San Francisco CA City & County GO	4.000%	6/15/34	275	285
	San Francisco CA City & County GO	4.000%	6/15/35	200	207
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	994
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,027
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,023
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,534
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,295
[7,10]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.070%	9/1/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	949
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,469
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,457
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,296
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	5,782
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,778
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,030
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	1,925
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	13,542
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,470
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,232
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,024
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,876
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	8,355
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,233
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	8,857
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,161
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	3,470	3,663
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	3,650	3,853
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	3,835	4,048
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	4,230	4,470
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	4,450	4,702
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	4,680	4,945
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	2,500	2,642
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	5,000	5,283
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	4,000	4,227
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	5,090	5,379

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	2,025	2,140
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	2,130	2,251
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	2,240	2,367
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	1,520	1,606
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	35	37
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	100	106
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	25	26
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	5,919
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,770
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,378
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,770
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,252
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,596
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,225
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,413
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,042
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,294
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	5,689
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	108
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	683
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,699
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,211
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	11,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,353
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,905
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,646
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,974
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,237
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,700
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,789
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,603
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,871
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	5,759
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,675
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	3,335	3,395
[8,10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	530
[8,10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	530
[8,10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	510
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,070
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,065
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,249
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/40	2,725	2,697
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,300
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,336
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,939

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,037
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,696
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,521
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,788
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,217
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,750	4,517
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	10,136
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,941
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	138
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,636
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,442
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,237
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	899
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	427
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,725
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,081
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	712
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	710
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	967
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	669
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	319
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	427
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	544
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	960
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	816
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	652
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,004
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	920
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	800
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	590
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	658
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	823
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	123
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	141
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	460
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	251
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	545
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	481
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	417
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	547
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	486
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	722
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	234
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	753
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	430
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	375
San Francisco Community College District GO	5.000%	6/15/25	3,045	3,257
San Francisco Community College District GO	5.000%	6/15/29	760	873
San Francisco Community College District GO	5.000%	6/15/31	500	576
San Francisco Community College District GO	5.000%	6/15/32	805	921
San Francisco Community College District GO	4.000%	6/15/33	850	879
San Francisco Community College District GO	4.000%	6/15/34	595	608
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,607
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,075
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,200
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,067
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,640	1,705
San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,150
San Francisco Unified School District GO	5.000%	6/15/27	6,475	6,767
San Francisco Unified School District GO	5.000%	6/15/28	10,170	10,626
San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,290
San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,065
San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	9,882
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,477
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,763
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,306
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	7,536
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	482
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,034
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,437
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,584
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,717
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,877
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,727
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,220
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,719
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,889
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,608
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,213
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,894
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	85
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	35
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	772
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	3,085	3,323
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	50	30
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	5,455	5,392
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	7,945	7,854
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	68
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,701
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,385
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	423
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	589
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	303
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	463
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,870
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	13,920
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/23	12,510	13,284
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	214
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	213
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	217
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	188
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	252
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	311
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	429
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	804
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	827
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	863
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	864
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	375
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	378
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	512
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	619
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	495
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,253
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	644
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	745
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	741
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,039
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	890
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,005
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,601
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,004
	San Jose Evergreen Community College District GO, Prere.	5.000%	3/1/23	1,000	1,052
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,234
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,986
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,732
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	354
	San Jose Unified School District GO	5.000%	8/1/26	775	851
	San Jose Unified School District GO	5.000%	8/1/27	780	875
[5]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,006
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,225
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	10,924
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,431
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,781
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,893
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,103
	San Juan Unified School District GO	4.000%	8/1/30	700	747
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,386
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,061
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,344
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,345
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,464
[2]	San Leandro Unified School District GO	4.000%	8/1/27	150	159
[2]	San Leandro Unified School District GO	4.000%	8/1/28	200	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Leandro Unified School District GO	4.000%	8/1/29	375	403
[2]	San Leandro Unified School District GO	4.000%	8/1/30	355	380
[2]	San Leandro Unified School District GO	4.000%	8/1/31	415	441
[2]	San Leandro Unified School District GO	4.000%	8/1/32	525	556
[2]	San Leandro Unified School District GO	4.000%	8/1/33	400	420
[2]	San Leandro Unified School District GO	4.000%	8/1/34	670	697
[2]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,254
[2]	San Leandro Unified School District GO	4.000%	8/1/35	275	284
[2]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,373
[2]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,259
[2]	San Leandro Unified School District GO	4.000%	8/1/37	905	921
[2]	San Leandro Unified School District GO	4.000%	8/1/38	810	817
[2]	San Leandro Unified School District GO	4.000%	8/1/39	400	401
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	389
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	306
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	553
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	1,003
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	559
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	866
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	983
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	507
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,084
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	608
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,827
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	129
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	159
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	121
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	315
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	625
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	140
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	855
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	693
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	668
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	823
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,157
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	925
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,231
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,080
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,429
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,883
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,116
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,548
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,477
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,478
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,990
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,762
	San Marcos Unified School District GO	4.000%	8/1/32	300	315
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,881
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,390
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,663
[5]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,675
[5]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,692
[5]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	4,547
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,843
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,454
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	1.450%	9/1/22	1,350	1,350
	San Mateo Foster CA City School District GO, Prere.	4.000%	2/1/23	1,580	1,654
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	609
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	608
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	551
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,036
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,584
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,681
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,287
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,666
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,667
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,157
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,247
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,263
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,342
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,234
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,086
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,360
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,668
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	7,047
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,653
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,012
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,617
	San Mateo Union High School District GO, Prere.	4.000%	3/1/23	3,155	3,306
	San Mateo Union High School District GO, Prere.	5.000%	3/1/23	1,315	1,349
	San Mateo Union High School District GO, Prere.	5.000%	3/1/23	725	744
	San Mateo Union High School District GO, Prere.	5.000%	3/1/23	1,285	1,319
	San Mateo Union High School District GO, Prere.	5.000%	3/1/23	715	734
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,557
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,709
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,274
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,848
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,945
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,377
[5]	San Rafael CA City High School District GO	0.000%	8/1/25	410	376
[5]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	2,947
[5]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,191
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,109
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,226
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,026
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	841
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,202
[5]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,618
[5]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,406
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	741
	San Ramon CA COP	4.000%	6/1/37	1,225	1,246
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	942
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,463
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,491
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,600
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,682
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,764
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	2/1/23	1,225	1,244
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	2/1/23	1,225	1,244
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	2/1/23	2,000	2,095
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	101
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	118
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	105
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	124
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	108
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	114
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	216
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	134
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	159
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	272
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	540
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	303
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	222
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	669
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	297
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	3/1/23	100	100
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	3/1/23	200	200
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	3/1/23	200	200
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	3/1/23	320	320
[5]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,226
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	495
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,216
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,446
[2]	Sanger Unified School District GO	3.000%	8/1/35	680	626
[2]	Sanger Unified School District GO	3.000%	8/1/36	750	677
[2]	Sanger Unified School District GO	3.000%	8/1/37	820	721
[2]	Sanger Unified School District GO	4.000%	8/1/37	330	332
[2]	Sanger Unified School District GO	3.000%	8/1/39	375	315
[2]	Sanger Unified School District GO	4.000%	8/1/39	330	330
[2]	Sanger Unified School District GO	4.000%	8/1/40	250	248
[2]	Sanger Unified School District GO	4.000%	8/1/41	325	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/24	130	136
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/26	200	219
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/27	250	280
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/28	275	293
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	371
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	528
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	536
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	525
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	917
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,214
[5]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	2,932
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	922
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	316
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	4,745
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,228
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,258
	Santa Clara County CA GO	3.500%	8/1/38	160	159
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	6,949
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,274
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	7,669
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,753
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,729
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,708
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,135
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,689
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,672
[7]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	1.140%	9/7/22	2,880	2,880
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	3,765
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,614
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,179
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,435
	Santa Clara Unified School District GO	3.000%	7/1/32	3,000	2,951
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,549
	Santa Clara Unified School District GO	3.000%	7/1/34	5,375	5,112
	Santa Clara Unified School District GO	3.000%	7/1/36	3,650	3,367
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.870%	9/1/22	4,100	4,100
[7]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.940%	9/1/22	2,425	2,425
[5]	Santa Clarita Community College District GO	0.000%	8/1/28	400	331
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,415
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,650
	Santa Clarita Community College District GO	3.000%	8/1/33	350	333
	Santa Clarita Community College District GO	3.000%	8/1/37	800	719
	Santa Clarita Community College District GO	3.000%	8/1/38	750	666
	Santa Clarita Community College District GO	3.000%	8/1/39	900	774
	Santa Clarita Community College District GO	3.000%	8/1/40	800	668
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	373
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	333
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	357
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	365
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	205
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	319
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	422
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	387
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	733
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	775
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	596
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,355
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,241
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,226
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,519
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,286
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	9,863
	Santa Monica Community College District GO	5.000%	8/1/30	500	567
	Santa Monica Community College District GO	5.000%	8/1/31	600	677
	Santa Monica Community College District GO	5.000%	8/1/32	535	602
	Santa Monica Community College District GO	4.000%	8/1/33	500	523
	Santa Monica Community College District GO	4.000%	8/1/34	655	680
	Santa Monica Community College District GO, Prere.	4.000%	2/1/23	2,000	2,063
	Santa Monica Community College District GO, Prere.	4.000%	2/1/23	2,565	2,646
	Santa Monica Community College District GO, Prere.	4.000%	2/1/23	3,510	3,621
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	2,365	2,418
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	665
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	107
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	161
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	234
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	370
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	518
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	352
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	628
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	523
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	752
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	394
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	489
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	278
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	387
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	276
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	275
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	346
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	383
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	439
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	473
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,352
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	2/1/23	1,600	1,675
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	2/1/23	1,150	1,204
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	2/1/23	160	167
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,165
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	877
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,012
[1,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,306
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	766
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	920
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	979
[1]	Santa Rosa High School District GO	5.000%	8/1/28	500	547
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	873
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,188
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,069
[2]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,571
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	808
[2]	Santa Rosa High School District GO	4.000%	8/1/37	425	431
[2]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,094
[2]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	983
[2]	Santa Rosa High School District GO	4.000%	8/1/42	1,000	979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/22	100	100
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	184
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	718
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	542
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	637
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	692
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/41	275	270
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,144
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	333
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	304
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	714
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,015
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	262
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	488
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	296
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	308
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	720
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	694
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	2/1/23	1,000	1,075
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	2/1/23	1,000	1,075
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,625
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,685
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,223
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,529
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	3,959
	Simi Valley Unified School District GO	4.000%	8/1/32	200	210
	Simi Valley Unified School District GO	4.000%	8/1/33	190	198
	Simi Valley Unified School District GO	3.000%	8/1/34	320	301
	Simi Valley Unified School District GO	3.000%	8/1/35	525	483
	Simi Valley Unified School District GO	3.000%	8/1/36	750	682
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,265
	Simi Valley Unified School District GO	3.000%	8/1/37	500	449
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,340
	Simi Valley Unified School District GO	4.000%	8/1/38	350	353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simi Valley Unified School District GO	4.000%	8/1/39	365	366
[1]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	383
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,121
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,823
	Sonoma County Junior College District GO	3.000%	8/1/39	6,055	5,234
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,537
	Sonoma Valley Unified School District GO	5.000%	8/1/25	1,250	1,344
	Sonoma Valley Unified School District GO	4.000%	8/1/41	200	197
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	350
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	544
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	34
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,010
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	52
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,445
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	86
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,389
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	103
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,793
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,029
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,271
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	1,001
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/31	365	423
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	564
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	376
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	564
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	884
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	701
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,494

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South San Francisco Unified School District GO, Prere.	5.000%	3/1/23	150	162
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,182
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,869
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	4,245	4,512
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	12,384
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,285
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	5,000	5,279
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	4,854
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	351
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	392
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	667
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	554
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	468
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	438
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	601
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	965
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,309
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	618
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	767
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,270
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,309
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,035
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	1,945
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,555	1,796
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,413
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,948
[7]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.950%	9/1/22	6,175	6,175
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	502
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,669
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,197
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,410
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,547
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,606
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	426
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	8,651
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/26	750	806
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,571
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,610
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,567
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,564
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,465
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,107
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	3,003
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Community College District GO	5.000%	8/1/29	300	335
	Southwestern Community College District GO	5.000%	8/1/30	300	334
	Southwestern Community College District GO	4.000%	8/1/31	300	315
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,040
	Southwestern Community College District GO	4.000%	8/1/32	250	262
	Southwestern Community College District GO	4.000%	8/1/33	300	313
	Southwestern Community College District GO	4.000%	8/1/33	250	267
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,810
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,533
	Southwestern Community College District GO	4.000%	8/1/35	350	364
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,225
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,385
	Southwestern Community College District GO	4.000%	8/1/37	730	740
	Southwestern Community College District GO	4.000%	8/1/37	400	406
	Southwestern Community College District GO	3.000%	8/1/38	900	782
	Southwestern Community College District GO	4.000%	8/1/38	1,750	1,764
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,118
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,750
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,022
	Southwestern Community College District GO	4.000%	8/1/40	1,890	1,872
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	716
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,009
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,781
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,706
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,063
[9]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,601
	State Center Community College District GO	5.000%	8/1/27	675	757
	State Center Community College District GO	4.000%	8/1/34	1,000	1,032
	State Center Community College District GO	4.000%	8/1/36	1,045	1,068
	State Center Community College District GO	4.000%	8/1/37	1,025	1,043
	State Center Community College District GO	3.000%	8/1/40	5,000	4,254
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	725	746
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	900	944
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,071
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,092
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,447
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	2,047
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,753
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,976
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,815
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,424
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,694
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,750
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,000
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,042
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,047
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,310
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,438
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,304
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,303
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,093
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	950
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	671
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,119
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,144
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,228
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/22	1,000	1,041
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,135
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,630
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,119
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,229
[1]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,112
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,104
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,573
[2]	Stockton Unified School District GO	5.000%	8/1/24	100	105
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	631
[2]	Stockton Unified School District GO	5.000%	8/1/27	225	251
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,044
[2]	Stockton Unified School District GO	5.000%	8/1/28	885	1,000
[2]	Stockton Unified School District GO	5.000%	8/1/29	600	625
[2]	Stockton Unified School District GO	5.000%	8/1/29	805	907
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,003
[2]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,618
[2]	Stockton Unified School District GO	5.000%	8/1/30	130	146
[2]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,948
[2]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,138
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	417
[2]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,332
[2]	Stockton Unified School District GO	3.250%	8/1/34	630	619
[1]	Stockton Unified School District GO	4.000%	8/1/34	4,250	4,472
[2]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Unified School District GO	4.000%	8/1/35	3,000	3,117
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,042
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,273
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,153
[1]	Stockton Unified School District GO	4.000%	8/1/39	2,620	2,630
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,571
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	817
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,140
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,047
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,338
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,429
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,347
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,372
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,051
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,975
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,074
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,035
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,327
[1]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,536
	Sweetwater Union High School District GO	3.000%	8/1/23	815	815
[2]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,112
	Sweetwater Union High School District GO	3.000%	8/1/24	425	424
	Sweetwater Union High School District GO	3.000%	8/1/25	455	454
	Sweetwater Union High School District GO	4.000%	8/1/27	250	257
[2]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,291
[2]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	8,330
	Sweetwater Union High School District GO	5.000%	8/1/31	625	668
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,305
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	352
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	191
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	218
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	441
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	538
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	490	531
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	195
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	232
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	242
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	263
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	526
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	259
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	362
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	805
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,799
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,911
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,569
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,099
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	617
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	555
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	591
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,101
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	861
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,803
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,858
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,851
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,004
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,545
[2]	Temecula Valley Unified School District GO, Prere.	4.300%	2/1/23	2,000	2,072
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,250	1,305
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,331
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	500	547
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	396
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,710	1,893
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,840	3,142
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,520	3,851
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,000	1,007
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,030
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,000
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,320	2,310
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	297
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,461
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,066
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	765	749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,036
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,069
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,396
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,157
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,092
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,646
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,999
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,089
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,168
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,240
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,074
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,071
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	3,000	3,206
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	120
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	144
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	163
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	188
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	214
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	240
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	270
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	300
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	327
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,092
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,010
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	409
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	417
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,020
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	641
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	653
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	809
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	757
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	571
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	681
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	563
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	561
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	670
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	777
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,098
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,091
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,082
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,250
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	5,110	4,779
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,530
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,015
[1]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,259
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,392
[1]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	985
[2]	Tulare Local Health Care District GO	4.000%	8/1/23	720	729
[2]	Tulare Local Health Care District GO	4.000%	8/1/24	405	415
[2]	Tulare Local Health Care District GO	4.000%	8/1/25	455	472
[2]	Tulare Local Health Care District GO	4.000%	8/1/26	515	540
[2]	Tulare Local Health Care District GO	4.000%	8/1/27	580	615
[2]	Tulare Local Health Care District GO	4.000%	8/1/28	435	465
[2]	Tulare Local Health Care District GO	4.000%	8/1/29	735	791
[2]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,417
[2]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,447
[2]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,133
[2]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,392
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,893
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,469
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,092
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,104
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,014
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,390
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	768
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,040
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,982
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,135
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,838
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,674
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,638
[5]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,927
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,450
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	1,948
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,453
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,200
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,330
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,063
[5]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,075
	Union Elementary School District GO	0.000%	9/1/29	110	89
[5]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,670
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	852
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,089
	United Water Conservation District COP	5.000%	10/1/27	700	782
	United Water Conservation District COP	5.000%	10/1/28	740	841
	United Water Conservation District COP	5.000%	10/1/29	785	899
	United Water Conservation District COP	5.000%	10/1/30	835	967
	United Water Conservation District COP	5.000%	10/1/31	855	984
	United Water Conservation District COP	5.000%	10/1/32	875	1,002
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,135
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,163
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,202
	United Water Conservation District COP	4.000%	10/1/36	935	953
	United Water Conservation District COP	4.000%	10/1/37	980	989
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,016
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,058
	United Water Conservation District COP	4.000%	10/1/40	625	618
	University of California College & University Revenue	5.000%	5/15/24	690	721
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,091
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,570
[8]	University of California College & University Revenue	5.000%	5/15/27	6,985	7,622
	University of California College & University Revenue	5.000%	5/15/28	9,265	9,909
	University of California College & University Revenue	5.000%	5/15/28	7,110	7,595
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,400
[8]	University of California College & University Revenue	5.000%	5/15/28	6,570	7,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/29	8,250	9,495
[8]	University of California College & University Revenue	5.000%	5/15/29	5,000	5,592
	University of California College & University Revenue	4.000%	5/15/30	7,535	8,130
[8]	University of California College & University Revenue	5.000%	5/15/30	6,385	7,210
	University of California College & University Revenue	5.000%	5/15/31	2,315	2,465
	University of California College & University Revenue	5.000%	5/15/31	15,095	16,715
	University of California College & University Revenue	5.000%	5/15/32	3,250	3,652
[8]	University of California College & University Revenue	5.000%	5/15/32	10,000	11,949
[8]	University of California College & University Revenue	5.000%	5/15/32	2,000	2,295
	University of California College & University Revenue	5.250%	5/15/32	3,140	3,285
	University of California College & University Revenue	4.000%	5/15/33	17,715	18,456
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,573
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,444
	University of California College & University Revenue	5.000%	5/15/33	6,995	7,436
[8]	University of California College & University Revenue	5.000%	5/15/33	3,500	4,019
	University of California College & University Revenue	4.000%	5/15/34	10,620	10,987
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,275
	University of California College & University Revenue	5.000%	5/15/34	6,395	7,029
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,705
[8]	University of California College & University Revenue	5.000%	5/15/34	2,350	2,670
	University of California College & University Revenue	4.000%	5/15/35	5,790	5,973
	University of California College & University Revenue	5.000%	5/15/35	11,290	12,332
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,223
	University of California College & University Revenue	5.000%	5/15/35	5,160	5,646
	University of California College & University Revenue	5.000%	5/15/35	4,210	4,682
	University of California College & University Revenue	5.000%	5/15/35	625	706
	University of California College & University Revenue	5.000%	5/15/35	6,420	7,544
[8]	University of California College & University Revenue	5.000%	5/15/35	4,670	5,265
	University of California College & University Revenue	4.000%	5/15/36	5,330	5,484
	University of California College & University Revenue	5.000%	5/15/36	5,425	5,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/36	4,295	4,749
	University of California College & University Revenue	5.000%	5/15/36	15,040	16,350
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,402
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,467
[8]	University of California College & University Revenue	5.000%	5/15/36	4,205	4,709
	University of California College & University Revenue	5.000%	5/15/37	5,240	5,754
	University of California College & University Revenue	5.000%	5/15/37	9,530	10,343
	University of California College & University Revenue	5.000%	5/15/37	11,710	12,709
	University of California College & University Revenue	5.000%	5/15/37	14,620	16,086
	University of California College & University Revenue	5.000%	5/15/37	9,665	11,168
[8]	University of California College & University Revenue	5.000%	5/15/37	2,000	2,229
	University of California College & University Revenue	5.000%	5/15/38	5,065	5,544
	University of California College & University Revenue	5.000%	5/15/38	19,090	20,939
	University of California College & University Revenue	5.000%	5/15/38	4,355	4,838
	University of California College & University Revenue	5.000%	5/15/38	10,065	11,321
[8]	University of California College & University Revenue	5.000%	5/15/38	2,130	2,356
	University of California College & University Revenue	5.000%	5/15/39	2,345	2,600
	University of California College & University Revenue	5.000%	5/15/39	10,000	11,172
[8]	University of California College & University Revenue	5.000%	5/15/39	1,970	2,166
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,001
	University of California College & University Revenue	5.000%	5/15/40	135	149
	University of California College & University Revenue	5.000%	5/15/40	3,000	3,399
	University of California College & University Revenue	5.000%	5/15/41	4,000	4,513
	University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,657
	University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,313
	University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,627
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	13,293
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	14,044
[7,10]	University of California College & University Revenue (Limited Project) TOB VRDO	1.700%	9/7/22	3,255	3,255
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/37	375	403

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue PUT	5.000%	5/15/23	50,595	51,568
University of California College & University Revenue VRDO	0.760%	9/1/22	900	900
University of California College & University Revenue VRDO	0.800%	9/1/22	48,600	48,600
University of California College & University Revenue VRDO	0.850%	9/1/22	3,100	3,100
University of California College & University Revenue, Prere.	5.000%	11/15/22	650	662
University of California College & University Revenue, Prere.	5.000%	11/15/22	4,695	4,782
University of California College & University Revenue, Prere.	5.250%	11/15/22	1,860	1,952
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,277
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,436
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	10,166
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,436
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	9,077
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,986
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	2,000	2,338
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,959
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,442
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,188
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,290
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,253
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,413
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,386
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,362
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,017

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,601
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,135	11,240
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	9,034
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	13,143
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.850%	9/1/22	9,200	9,200
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.850%	9/1/22	300	300
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.870%	9/1/22	11,950	11,950
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	14,940	15,228
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	5,000	5,096
Upland CA COP	5.000%	1/1/23	900	906
Upland CA COP	5.000%	1/1/25	1,060	1,105
Upland CA COP	5.000%	1/1/26	500	529
Upland CA COP	5.000%	1/1/27	2,215	2,365
Upland CA COP	5.000%	1/1/28	2,030	2,189
Upland CA COP	5.000%	1/1/29	835	894
Upland CA COP	5.000%	1/1/30	1,455	1,553
Upland CA COP	5.000%	1/1/31	1,465	1,554
Upland CA COP	5.000%	1/1/33	1,710	1,793
Upland CA COP	5.000%	1/1/34	1,500	1,567
Upland CA COP	4.000%	1/1/35	2,025	1,908
Upland CA COP	4.000%	1/1/36	1,000	938
Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,110
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	435	478
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	420	460
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	875
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,091
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,089
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	384
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	289
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	644
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	754
Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	2/1/23	545	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	2/1/23	1,235	1,358
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	600
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	886
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,383
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,453
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,528
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,257
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,260
	Vacaville Unified School District GO	4.000%	8/1/34	100	104
	Vacaville Unified School District GO	4.000%	8/1/35	200	206
	Vacaville Unified School District GO	4.000%	8/1/36	300	306
	Vacaville Unified School District GO	4.000%	8/1/37	300	304
	Vacaville Unified School District GO	4.000%	8/1/39	500	501
	Vacaville Unified School District GO	4.000%	8/1/40	500	495
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	265
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	281
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	303
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	314
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	504
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	949
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,127
[2]	Val Verde Unified School District GO	4.000%	8/1/23	450	457
[2]	Val Verde Unified School District GO	4.000%	8/1/27	120	128
[2]	Val Verde Unified School District GO	4.000%	8/1/28	115	124
[2]	Val Verde Unified School District GO	3.000%	8/1/30	220	221
[2]	Val Verde Unified School District GO	4.000%	8/1/30	125	134
[2]	Val Verde Unified School District GO	4.000%	8/1/31	100	106
[2]	Val Verde Unified School District GO	4.000%	8/1/33	300	313
[2]	Val Verde Unified School District GO	4.000%	8/1/33	140	146
[2]	Val Verde Unified School District GO	4.000%	8/1/35	250	257
[2]	Val Verde Unified School District GO	4.000%	8/1/36	150	153
[2]	Val Verde Unified School District GO	4.000%	8/1/37	200	203
[2]	Val Verde Unified School District GO	4.000%	8/1/37	250	253
[2]	Val Verde Unified School District GO	4.000%	8/1/38	275	276
[2]	Val Verde Unified School District GO	4.000%	8/1/39	300	298
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	989
[2]	Val Verde Unified School District GO	4.000%	8/1/40	225	222
[2]	Val Verde Unified School District GO	4.000%	8/1/40	250	246
[2]	Vallejo CA Water Revenue	4.000%	5/1/28	250	267
[2]	Vallejo CA Water Revenue	4.000%	5/1/29	150	161
[2]	Vallejo CA Water Revenue	4.000%	5/1/30	150	162
[2]	Vallejo CA Water Revenue	4.000%	5/1/31	200	217
[2]	Vallejo CA Water Revenue	4.000%	5/1/32	175	188
[2]	Vallejo CA Water Revenue	4.000%	5/1/33	150	159
[2]	Vallejo CA Water Revenue	4.000%	5/1/34	250	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Vallejo CA Water Revenue	4.000%	5/1/35	250	255
[2]	Vallejo CA Water Revenue	4.000%	5/1/36	240	243
[2]	Vallejo CA Water Revenue	4.000%	5/1/37	400	402
[2]	Vallejo CA Water Revenue	4.000%	5/1/38	500	500
[2]	Vallejo CA Water Revenue	4.000%	5/1/39	650	645
[2]	Vallejo CA Water Revenue	4.000%	5/1/40	350	344
[2]	Vallejo CA Water Revenue	4.000%	5/1/41	500	488
[2]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,120
[2]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,194
[2]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,264
	Ventura County Community College District GO	0.000%	8/1/28	15,000	12,520
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,206
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,005
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,256
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,009
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	565	571
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	417
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	530
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	650	667
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	242
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	589
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	770
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	659
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	865
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	555	586
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	636
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	690	733
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	665	711
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,076
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	810	876
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,656
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	543
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,753
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,838
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,083
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,073
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,398
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,067
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	770
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,687
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	781
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	463
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/30	425	466
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	522
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	478
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,582
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,144
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,332
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	335
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	410
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	611
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,249
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,408
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,095
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/33	2,755	3,115
[5]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,558
[5]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	2,944
	Washington Township Health Care District GO	5.000%	8/1/23	170	174
	Washington Township Health Care District GO	4.000%	8/1/24	625	640
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,516
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,507
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,100
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,786
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	406
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	579
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	889
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	392
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	775
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	630
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	692
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	659
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	814
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	814

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	472
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	943
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	836
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,352
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	815
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	462
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	999
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	811
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	429
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	812
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,068
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,237
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	822
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	435
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,631
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	831
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,433
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	775
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	99
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	405
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,460
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,001
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,445
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	538
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,627
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,099
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,107
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,932
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	636
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	597
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,143
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,930
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	531
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	590
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	963
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	21
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	308
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	308
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	276
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	260
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	436
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	420
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,640
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	683
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	372
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	473
[5]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,370
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	471
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	536
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,616
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	668
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	652
[5]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,845
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	681
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	724
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,591
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,062
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	903
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	5,966
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,313
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,649
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	1,942
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,800
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	679
[1,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,075
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	958
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,212
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,423
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	970
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,082
[5]	West Contra Costa Unified School District GO	0.000%	8/1/34	245	158
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	565	534
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,702
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,127
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,133
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,480
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,057
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	830
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	673
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	581
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	573
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	603
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	591
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	591
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	417
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	790
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	667
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,103
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,478
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,522
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	425
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	810
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,735
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	895
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	2,994
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	221
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	549
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,114
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	214
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,435	2,758
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,098
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,743
[1]	Western Placer Unified School District COP	3.000%	8/1/23	600	603
	Western Placer Unified School District GO	5.000%	8/1/28	200	218
	Western Placer Unified School District GO	5.000%	8/1/29	200	218
	Western Placer Unified School District GO	5.000%	8/1/30	380	414
[2]	Western Placer Unified School District GO	4.000%	8/1/31	885	931
[2]	Western Placer Unified School District GO	4.000%	8/1/31	755	794
	Western Placer Unified School District GO	5.000%	8/1/31	565	613
[2]	Western Placer Unified School District GO	4.000%	8/1/32	920	965
[2]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,024
[2]	Western Placer Unified School District GO	4.000%	8/1/34	545	564
[2]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,052
[2]	Western Placer Unified School District GO	4.000%	8/1/35	630	647
[2]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,092
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/28	750	850
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/30	500	579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/31	450	526
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/32	375	442
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/33	800	924
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/35	1,100	1,238
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/36	1,000	1,118
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/37	650	722
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/38	1,125	1,245
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/39	1,195	1,318
	Western Placer Waste Management Authority Resource Recovery Revenue	4.000%	6/1/42	5,250	5,083
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	340
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	127
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	396
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	312
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	473
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	478
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	251
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	431
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	444
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	242
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	321
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	437
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	514
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	305
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	555
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	501
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	529
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,138
[1]	Westlands Water District Water Revenue, ETM	5.000%	9/1/22	765	765
[1]	Westlands Water District Water Revenue, Prere.	5.000%	3/1/23	1,000	1,000
[1]	Westlands Water District Water Revenue, Prere.	5.000%	3/1/23	1,250	1,250
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,000
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	570	392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
William S Hart Union High School District GO, Prere.	5.000%	3/1/23	1,835	1,835
William S Hart Union High School District GO, Prere.	5.000%	3/1/23	1,085	1,085
Yuba Community College District GO	3.000%	8/1/28	1,000	1,011
Yuba Community College District GO	3.000%	8/1/29	2,000	2,007
				15,559,165
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,146
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,183
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,548
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,510
Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	1/1/23	4,000	4,094
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	395
Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	160	161
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,571
Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,340	1,347
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,608
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,874
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,516
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,634
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,145
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,752
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,818
				33,302
Puerto Rico (0.8%)
Commonwealth of Puerto Rico GO	5.250%	7/1/23	725	736
Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,838	1,698
Commonwealth of Puerto Rico GO	5.375%	7/1/25	11,796	12,164
Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,810	12,517
Commonwealth of Puerto Rico GO	5.625%	7/1/29	16,526	17,769
Commonwealth of Puerto Rico GO	5.750%	7/1/31	9,418	10,310
Commonwealth of Puerto Rico GO	0.000%	7/1/33	4,067	2,309
Commonwealth of Puerto Rico GO	4.000%	7/1/33	446	417
Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,963	1,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,135	2,001
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	6,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	8,533
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	1,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	29,840	28,968

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	5,000	4,987
				112,728
Virgin Islands (0.0%)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	180	187
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	455	475
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	680	712
				1,374
Total Tax-Exempt Municipal Bonds (Cost $16,353,553)				15,706,569
Total Investments (100.8%) (Cost $16,353,553)				15,706,569
Other Assets and Liabilities—Net (-0.8%)				(118,932)
Net Assets (100%)				15,587,637
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Securities with a value of $572,000 have been segregated as initial margin for recently closed futures contracts.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
9	Step bond.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $352,921,000, representing 2.3% of net assets.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Non-income-producing security—security in default.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at August 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.